UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS Small Cap Index VIP

	Shares	Value ($)
Common Stocks 97.9%
Communication Services 3.2%
Diversified Telecommunication Services 0.6%
ATN International, Inc.	1,912	141,259
Cincinnati Bell, Inc.*	8,478	135,224
Cogent Communications Holdings, Inc.	7,871	439,202
Consolidated Communications Holdings, Inc. (a)	13,175	171,802
Frontier Communications Corp. (a)	19,368	125,698
Intelsat SA*	8,510	255,300
Iridium Communications, Inc.* (a)	18,036	405,810
Ooma, Inc.*	3,293	54,664
Orbcomm, Inc.*	13,715	148,945
pdvWireless, Inc.*	1,651	55,969
Vonage Holdings Corp.*	41,557	588,447
Windstream Holdings, Inc.*	7,659	37,529
		2,559,849
Entertainment 0.5%
AMC Entertainment Holdings, Inc. "A"	9,641	197,640
Eros International PLC* (a)	6,634	79,940
Glu Mobile, Inc.*	20,635	153,731
IMAX Corp.*	9,993	257,819
Liberty Media Corp.-Liberty Braves "A"*	1,750	47,740
Liberty Media Corp.-Liberty Braves "C"*	6,704	182,684
LiveXLive Media, Inc.*	889	3,485
Marcus Corp.	3,670	154,324
Pandora Media, Inc.* (a)	47,449	451,240
Reading International, Inc. "A"*	3,089	48,806
Rosetta Stone, Inc.*	3,683	73,255
World Wrestling Entertainment, Inc. "A"	8,040	777,709
		2,428,373
Interactive Media & Services 0.6%
Care.com, Inc.*	3,651	80,724
Cargurus, Inc.*	9,362	521,370
Cars.com, Inc.*	13,128	362,464
Liberty TripAdvisor Holdings, Inc. "A"*	13,707	203,549
Meet Group, Inc.*	13,023	64,464
QuinStreet, Inc.*	6,774	91,923
Travelzoo*	892	10,570
TrueCar, Inc.*	17,165	242,026
XO Group, Inc.*	4,621	159,332
Yelp, Inc.*	15,113	743,560
		2,479,982
Media 1.3%
Beasley Broadcast Group, Inc. "A"	1,876	12,944
Boston Omaha Corp.*	948	28,345
Cardlytics, Inc.*	1,029	25,766
Central European Media Enterprises Ltd. "A"*	16,211	60,791
Clear Channel Outdoor Holdings, Inc. "A"	7,029	41,823
Daily Journal Corp.*	204	49,164
Emerald Expositions Events, Inc.	4,666	76,896
Entercom Communications Corp. "A" (a)	23,627	186,653
Entravision Communications Corp. "A"	12,382	60,672
Fluent, Inc.*	6,105	13,126
Gannett Co., Inc.	21,320	213,413
Gray Television, Inc.*	14,803	259,052
Hemisphere Media Group, Inc.*	3,398	47,402
Liberty Latin America Ltd. "A"*	8,159	170,034
Liberty Latin America Ltd. "C"*	21,065	434,571
Loral Space & Communications, Inc.*	2,415	109,641
MDC Partners, Inc. "A"*	10,611	44,036
Meredith Corp. (a)	7,343	374,860
MSG Networks, Inc. "A"*	10,991	283,568
National CineMedia, Inc.	14,507	153,629
New Media Investment Group, Inc.	11,227	176,152
New York Times Co. "A"	24,422	565,369
Nexstar Media Group, Inc. "A"	8,340	678,876
Saga Communications, Inc. "A"	704	25,450
Scholastic Corp.	5,295	247,223
Sinclair Broadcast Group, Inc. "A"	13,553	384,227
TechTarget, Inc.*	3,842	74,612
TEGNA, Inc.	40,235	481,211
The E.W. Scripps Co. "A"	8,566	141,339
tronc, Inc.*	3,238	52,876
WideOpenWest, Inc.*	5,228	58,606
		5,532,327
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	7,618	265,868
Gogo, Inc.* (a)	10,268	53,291
NII Holdings, Inc.*	16,683	97,762
Shenandoah Telecommunications Co.	8,646	335,033
Spok Holdings, Inc.	3,598	55,409
		807,363
Consumer Discretionary 12.0%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	20,930	365,019
Cooper Tire & Rubber Co.	9,514	269,246
Cooper-Standard Holdings, Inc.*	3,316	397,854
Dana, Inc.	27,164	507,152
Dorman Products, Inc.*	4,985	383,446
Fox Factory Holding Corp.*	6,776	474,659
Gentherm, Inc.*	6,898	313,514
LCI Industries	4,592	380,218
Modine Manufacturing Co.*	9,296	138,510
Motorcar Parts of America, Inc.*	3,422	80,246
Shiloh Industries, Inc.*	2,687	29,557
Standard Motor Products, Inc.	3,915	192,696
Stoneridge, Inc.*	5,160	153,355
Superior Industries International, Inc.	4,559	77,731
Tenneco, Inc.	9,433	397,507
Tower International, Inc.	3,724	112,651
		4,273,361
Automobiles 0.0%
Winnebago Industries, Inc.	5,690	188,624
Distributors 0.1%
Core-Mark Holding Co., Inc.	8,471	287,675
Funko, Inc. "A"*	1,898	44,964
Weyco Group, Inc.	1,079	37,959
		370,598
Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	11,112	535,598
American Public Education, Inc.*	3,002	99,216
Cambium Learning Group, Inc.*	2,897	34,301
Career Education Corp.*	12,745	190,283
Carriage Services, Inc.	3,251	70,059
Chegg, Inc.*	20,268	576,219
Houghton Mifflin Harcourt Co.*	19,240	134,680
K12, Inc.*	6,809	120,519
Laureate Education, Inc. "A"*	15,621	241,188
Regis Corp.*	6,458	131,937
Sotheby's*	6,897	339,264
Strategic Education, Inc.	3,899	534,280
Weight Watchers International, Inc.*	7,151	514,801
		3,522,345
Hotels, Restaurants & Leisure 3.0%
BBX Capital Corp.	12,303	91,288
Belmond Ltd. "A"*	16,719	305,122
Biglari Holdings, Inc. "A"*	19	17,518
Biglari Holdings, Inc. "B"*	164	29,741
BJ's Restaurants, Inc.	3,837	277,032
Bloomin' Brands, Inc.	15,738	311,455
Bluegreen Vacations Corp.	1,381	24,706
Bojangles', Inc.*	3,374	52,972
Boyd Gaming Corp.	15,338	519,191
Brinker International, Inc. (a)	8,244	385,242
Carrols Restaurant Group, Inc.*	6,649	97,075
Century Casinos, Inc.*	5,033	37,546
Churchill Downs, Inc.	2,190	608,163
Chuy's Holdings, Inc.*	3,212	84,315
Cracker Barrel Old Country Store, Inc. (a)	3,572	525,548
Dave & Buster's Entertainment, Inc.	7,385	489,035
Del Frisco's Restaurant Group, Inc.*	6,081	50,472
Del Taco Restaurants, Inc.*	5,777	68,226
Denny's Corp.*	11,583	170,502
Dine Brands Global, Inc.	3,146	255,801
Drive Shack, Inc.*	11,736	69,947
El Pollo Loco Holdings, Inc.*	3,848	48,292
Eldorado Resorts, Inc.*	12,237	594,718
Empire Resorts, Inc.*	587	5,459
Fiesta Restaurant Group, Inc.*	4,452	119,091
Golden Entertainment, Inc.*	3,449	82,811
International Speedway Corp. "A"	4,544	199,027
J. Alexander's Holdings, Inc.*	2,340	27,846
Jack in the Box, Inc.	5,065	424,599
Lindblad Expeditions Holdings, Inc.*	3,938	58,558
Marriott Vacations Worldwide Corp.	7,253	810,523
Monarch Casino & Resort, Inc.*	2,111	95,945
Nathan's Famous, Inc.	554	45,650
Noodles & Co.*	2,655	32,126
Papa John's International, Inc. (a)	4,108	210,658
Penn National Gaming, Inc.*	15,880	522,770
Pinnacle Entertainment, Inc.*	9,925	334,373
Planet Fitness, Inc. "A"*	16,492	891,063
PlayAGS, Inc.*	4,083	120,326
Potbelly Corp.*	4,393	54,034
RCI Hospitality Holdings, Inc.	1,779	52,676
Red Lion Hotels Corp.*	2,747	34,338
Red Robin Gourmet Burgers, Inc.*	2,456	98,609
Red Rock Resorts, Inc. "A"	13,059	348,022
Ruth's Hospitality Group, Inc.	5,362	169,171
Scientific Games Corp. "A"*	10,328	262,331
SeaWorld Entertainment, Inc.*	10,310	324,043
Shake Shack, Inc. "A"*	4,631	291,799
Sonic Corp.	6,445	279,326
Speedway Motorsports, Inc.	2,192	39,127
Texas Roadhouse, Inc.	12,651	876,588
The Cheesecake Factory, Inc.	8,027	429,766
The Habit Restaurants, Inc. "A"*	3,936	62,779
Town Sports International Holdings, Inc.*	2,712	23,459
Wingstop, Inc.	5,381	367,361
Zoe's Kitchen, Inc.*	3,397	43,210
		12,851,371
Household Durables 1.5%
AV Homes, Inc.*	2,197	43,940
Bassett Furniture Industries, Inc.	1,910	40,588
Beazer Homes U.S.A., Inc.*	5,999	62,990
Cavco Industries, Inc.*	1,607	406,571
Century Communities, Inc.*	4,834	126,893
Ethan Allen Interiors, Inc.	4,603	95,512
Flexsteel Industries, Inc.	1,324	39,376
GoPro, Inc. "A"*	21,211	152,719
Green Brick Partners, Inc.*	4,496	45,410
Hamilton Beach Brands Holding Co. "A"	1,206	26,460
Helen of Troy Ltd.*	4,942	646,908
Hooker Furniture Corp.	2,173	73,447
Hovnanian Enterprises, Inc. "A"*	22,782	36,451
Installed Building Products, Inc.*	4,127	160,953
iRobot Corp.*	4,979	547,292
KB HOME	16,142	385,955
La-Z-Boy, Inc.	8,769	277,100
LGI Homes, Inc.* (a)	3,476	164,901
Lifetime Brands, Inc.	2,187	23,838
Lovesac Co.*	626	15,637
M.D.C. Holdings, Inc.	8,512	251,785
M/I Homes, Inc.*	5,190	124,197
Meritage Homes Corp.*	7,158	285,604
New Home Co., Inc.*	2,265	18,256
Purple Innovation, Inc.*	805	4,669
Roku, Inc.*	8,054	588,184
Skyline Champion Corp.	5,383	153,792
Sonos, Inc.*	2,988	47,928
Taylor Morrison Home Corp. "A"*	20,734	374,041
TopBuild Corp.*	6,565	373,023
TRI Pointe Group, Inc.*	28,442	352,681
Tupperware Brands Corp.	9,309	311,386
Turtle Beach Corp.* (a)	1,476	29,431
Universal Electronics, Inc.*	2,458	96,722
Vuzix Corp.* (a)	4,415	28,918
William Lyon Homes "A"*	5,947	94,498
ZAGG, Inc.*	5,224	77,054
		6,585,110
Internet & Direct Marketing Retail 1.0%
1-800 FLOWERS.COM, Inc. "A"*	5,129	60,522
Duluth Holdings, Inc. "B"*	1,523	47,914
Etsy, Inc.*	22,314	1,146,493
Gaia, Inc.*	2,099	32,325
Groupon, Inc.*	82,849	312,341
Lands' End, Inc.*	1,970	34,574
Leaf Group Ltd.*	3,048	30,480
Liberty Expedia Holdings, Inc. "A"*	10,092	474,728
Liquidity Services, Inc.*	4,921	31,248
NutriSystem, Inc.	5,435	201,367
Overstock.com, Inc.* (a)	3,892	107,808
PetMed Express, Inc. (a)	3,747	123,688
Quotient Technology, Inc.*	14,970	232,035
Remark Holdings, Inc.* (a)	5,116	16,320
Shutterfly, Inc.*	6,116	402,983
Shutterstock, Inc.	3,495	190,757
Stamps.com, Inc.*	3,290	744,198
		4,189,781
Leisure Products 0.4%
Acushnet Holdings Corp.	6,495	178,158
American Outdoor Brands Corp.*	10,022	155,642
Callaway Golf Co.	17,652	428,767
Clarus Corp.	3,982	44,001
Escalade, Inc.	1,919	24,659
Johnson Outdoors, Inc. "A"	921	85,644
Malibu Boats, Inc. "A"*	3,765	206,021
Marine Products Corp.	1,535	35,136
MCBC Holdings, Inc.*	3,369	120,880
Nautilus, Inc.*	5,610	78,259
Sturm, Ruger & Co., Inc.	3,112	214,884
Vista Outdoor, Inc.*	10,633	190,224
		1,762,275
Multiline Retail 0.3%
Big Lots, Inc.	7,486	312,840
Dillard's, Inc. "A" (a)	2,137	163,138
J.C. Penney Co., Inc.* (a)	58,996	97,933
Ollie's Bargain Outlet Holdings, Inc.*	9,279	891,712
Sears Holdings Corp.* (a)	7,620	7,375
		1,472,998
Specialty Retail 3.1%
Aaron's, Inc.	12,914	703,296
Abercrombie & Fitch Co. "A"	12,671	267,612
America's Car-Mart, Inc.*	1,105	86,411
American Eagle Outfitters, Inc.	30,054	746,241
Asbury Automotive Group, Inc.*	3,747	257,606
Ascena Retail Group, Inc.*	32,890	150,307
At Home Group, Inc.*	8,239	259,776
Barnes & Noble Education, Inc.*	7,645	44,035
Barnes & Noble, Inc.	11,455	66,439
Bed Bath & Beyond, Inc. (a)	24,936	374,040
Big 5 Sporting Goods Corp. (a)	4,080	20,808
Boot Barn Holdings, Inc.*	5,163	146,681
Caleres, Inc.	7,913	283,760
Camping World Holdings, Inc. "A" (a)	6,089	129,817
Carvana Co.*	6,039	356,845
Cato Corp. "A"	4,203	88,347
Chico's FAS, Inc.	23,777	206,147
Citi Trends, Inc.	2,415	69,480
Conn's, Inc.*	3,705	130,972
DSW, Inc. "A"	12,908	437,323
Express, Inc.*	13,545	149,808
Five Below, Inc.*	10,198	1,326,352
Francesca's Holdings Corp.*	6,472	24,011
GameStop Corp. "A"	18,840	287,687
Genesco, Inc.*	3,656	172,198
GNC Holdings, Inc. "A"* (a)	15,414	63,814
Group 1 Automotive, Inc.	3,570	231,693
Guess?, Inc.	10,824	244,622
Haverty Furniture Companies, Inc.	3,385	74,808
Hibbett Sports, Inc.*	3,467	65,180
Hudson Ltd. "A"*	7,334	165,455
J. Jill, Inc.*	3,079	19,028
Kirkland's, Inc.*	3,174	32,026
Lithia Motors, Inc. "A"	4,269	348,607
Lumber Liquidators Holdings, Inc.*	5,274	81,694
MarineMax, Inc.*	4,829	102,616
Monro, Inc.	5,890	409,944
Murphy USA, Inc.*	5,613	479,687
National Vision Holdings, Inc.*	8,986	405,628
New York & Co., Inc.*	5,437	20,987
Office Depot, Inc.	104,335	334,915
Party City Holdco, Inc.*	10,543	142,858
Pier 1 Imports, Inc.	15,353	23,029
Rent-A-Center, Inc.*	8,334	119,843
RH* (a)	3,576	468,492
Sally Beauty Holdings, Inc.*	22,461	413,058
Shoe Carnival, Inc.	1,992	76,692
Signet Jewelers Ltd.	10,998	725,098
Sleep Number Corp.*	6,403	235,502
Sonic Automotive, Inc. "A"	4,553	88,101
Sportsman's Warehouse Holdings, Inc.*	7,052	41,254
Tailored Brands, Inc.	9,337	235,199
The Buckle, Inc. (a)	5,362	123,594
The Children's Place, Inc.	3,004	383,911
The Container Store Group, Inc.*	2,885	32,023
Tile Shop Holdings, Inc.	7,594	54,297
Tilly's, Inc. "A"	2,563	48,569
Winmark Corp.	467	77,522
Zumiez, Inc.*	3,515	92,620
		13,248,365
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	12,760	271,660
Culp, Inc.	2,036	49,271
Deckers Outdoor Corp.*	5,632	667,843
Fossil Group, Inc.*	8,634	201,000
G-III Apparel Group Ltd.*	8,166	393,520
Movado Group, Inc.	2,952	123,689
Oxford Industries, Inc.	3,141	283,318
Perry Ellis International, Inc.*	2,456	67,122
Rocky Brands, Inc.	1,278	36,167
Steven Madden Ltd.	10,809	571,796
Superior Group of Company, Inc.	1,638	31,155
Unifi, Inc.*	2,948	83,517
Vera Bradley, Inc.*	4,239	64,687
Wolverine World Wide, Inc.	17,205	671,855
		3,516,600
Consumer Staples 2.6%
Beverages 0.3%
Castle Brands, Inc.*	16,961	18,148
Celsius Holdings, Inc.*	4,260	17,168
Coca-Cola Bottling Co. Consolidated	869	158,401
Craft Brew Alliance, Inc.*	2,474	40,450
MGP Ingredients, Inc. (a)	2,483	196,107
National Beverage Corp.* (a)	2,174	253,532
Primo Water Corp.*	6,087	109,871
The Boston Beer Co., Inc. "A"*	1,578	453,675
		1,247,352
Food & Staples Retailing 0.6%
BJ's Wholesale Club Holdings, Inc.*	8,116	217,346
Ingles Markets, Inc. "A"	2,669	91,413
Natural Grocers by Vitamin Cottage, Inc.*	1,700	28,713
Performance Food Group Co.*	18,947	630,935
PriceSmart, Inc.	4,155	336,347
Rite Aid Corp.* (a)	197,741	253,108
Smart & Final Stores, Inc.*	4,309	24,561
SpartanNash Co.	6,576	131,915
SUPERVALU, Inc.*	7,031	226,539
The Andersons, Inc.	5,029	189,342
The Chefs' Warehouse, Inc.*	4,096	148,890
United Natural Foods, Inc.*	9,317	279,044
Village Super Market, Inc. "A"	1,478	40,202
Weis Markets, Inc.	1,762	76,471
		2,674,826
Food Products 1.0%
Alico, Inc.	689	23,288
B&G Foods, Inc. (a)	12,357	339,200
Cal-Maine Foods, Inc.	5,855	282,796
Calavo Growers, Inc. (a)	2,930	283,038
Darling Ingredients, Inc.*	30,452	588,333
Dean Foods Co.	17,111	121,488
Farmer Brothers Co.*	1,879	49,606
Fresh Del Monte Produce, Inc.	5,708	193,444
Freshpet, Inc.*	4,946	181,518
Hostess Brands, Inc.*	18,524	205,061
J & J Snack Foods Corp.	2,775	418,720
John B. Sanfilippo & Son, Inc.	1,635	116,706
Lancaster Colony Corp.	3,504	522,832
Landec Corp.*	5,274	75,946
Limoneira Co.	2,743	71,620
Sanderson Farms, Inc.	3,836	396,527
Seneca Foods Corp. "A"*	1,406	47,382
Simply Good Foods Co.*	11,292	219,629
Tootsie Roll Industries, Inc. (a)	3,125	91,406
		4,228,540
Household Products 0.2%
Central Garden & Pet Co.*	1,917	69,089
Central Garden & Pet Co. "A"*	7,558	250,472
Oil-Dri Corp. of America	930	35,861
WD-40 Co.	2,529	435,241
		790,663
Personal Products 0.3%
Edgewell Personal Care Co.*	10,008	462,670
elf Beauty, Inc.* (a)	4,183	53,249
Inter Parfums, Inc.	3,248	209,334
Medifast, Inc.	2,167	480,099
Natural Health Trends Corp.	1,400	32,592
Nature's Sunshine Products, Inc.*	1,427	12,486
Revlon, Inc. "A"* (a)	1,527	34,052
USANA Health Sciences, Inc.*	2,383	287,271
		1,571,753
Tobacco 0.2%
22nd Century Group, Inc.*	21,791	61,233
Pyxus International, Inc.*	1,572	36,156
Turning Point Brands, Inc.	1,482	61,444
Universal Corp.	4,637	301,405
Vector Group Ltd. (a)	19,239	265,115
		725,353
Energy 4.8%
Energy Equipment & Services 1.9%
Archrock, Inc.	23,910	291,702
Basic Energy Services, Inc.*	3,601	35,974
Bristow Group, Inc.*	6,288	76,273
C&J Energy Services, Inc.*	12,131	252,325
Cactus, Inc.*	7,091	271,444
CARBO Ceramics, Inc.*	3,739	27,108
Covia Holdings Corp.*	5,918	53,084
Dawson Geophysical Co.*	3,959	24,506
Diamond Offshore Drilling, Inc.* (a)	12,240	244,800
Dril-Quip, Inc.*	6,926	361,884
Era Group, Inc.*	3,794	46,856
Exterran Corp.*	6,016	159,605
Forum Energy Technologies, Inc.*	14,836	153,553
Frank's International NV	13,756	119,402
FTS International, Inc.*	5,906	69,632
Gulfmark Offshore, Inc.*	697	25,998
Helix Energy Solutions Group, Inc.*	26,219	259,044
Independence Contract Drilling, Inc.*	5,722	28,267
ION Geophysical Corp.*	1,999	31,084
Keane Group, Inc.*	9,854	121,894
Key Energy Services, Inc.*	2,009	22,983
KLX Energy Services Holdings, Inc.*	3,779	120,947
Liberty Oilfield Services, Inc. "A" (a)	8,174	176,313
Mammoth Energy Services, Inc.	2,311	67,250
Matrix Service Co.*	4,981	122,782
McDermott International, Inc.*	33,390	615,378
Natural Gas Services Group*	2,293	48,382
NCS Multistage Holdings, Inc.*	1,648	27,208
Newpark Resources, Inc.*	16,539	171,179
Nine Energy Service, Inc.*	2,709	82,841
Noble Corp. PLC*	46,350	325,841
Ocean Rig UDW, Inc.*	10,258	355,132
Oceaneering International, Inc.	18,309	505,328
Oil States International, Inc.*	11,210	372,172
PHI, Inc. (Non Voting)*	2,151	20,090
Pioneer Energy Services Corp.*	14,307	42,206
Profire Energy, Inc.*	4,453	14,205
ProPetro Holding Corp.*	13,337	219,927
Quintana Energy Services, Inc.*	1,142	8,382
RigNet, Inc.*	2,512	51,119
Rowan Companies PLC "A"*	23,957	451,110
SEACOR Holdings, Inc.*	3,220	159,100
SEACOR Marine Holdings, Inc.*	2,944	66,623
Select Energy Services, Inc. "A"*	8,493	100,557
Smart Sand, Inc.* (a)	4,246	17,451
Solaris Oilfield Infrastructure, Inc. "A"*	4,900	92,561
Superior Energy Services, Inc.*	28,834	280,843
TETRA Technologies, Inc.*	23,366	105,381
Tidewater, Inc.*	4,500	140,355
U.S. Silica Holdings, Inc. (a)	14,710	276,989
Unit Corp.*	9,839	256,404
		7,971,474
Oil, Gas & Consumable Fuels 2.9%
Abraxas Petroleum Corp.*	30,655	71,426
Adams Resources & Energy, Inc.	426	18,088
Alta Mesa Resources, Inc.*	19,378	81,000
Amyris, Inc.*	5,678	45,083
Approach Resources, Inc.* (a)	8,431	18,801
Arch Coal, Inc. "A"	3,379	302,083
Ardmore Shipping Corp.*	6,387	41,515
Berry Petroleum Corp.	2,401	42,306
Bonanza Creek Energy, Inc.*	3,452	102,801
California Resources Corp.*	8,491	412,068
Callon Petroleum Co.*	42,758	512,668
Carrizo Oil & Gas, Inc.*	16,262	409,802
Clean Energy Fuels Corp.*	26,630	69,238
Cloud Peak Energy, Inc.*	14,372	33,056
CONSOL Energy, Inc.*	5,276	215,314
CVR Energy, Inc.	2,966	119,292
Delek U.S. Holdings, Inc.	15,556	660,041
Denbury Resources, Inc.*	85,664	531,117
DHT Holdings, Inc.	17,184	80,765
Dorian LPG Ltd.*	5,169	41,197
Earthstone Energy, Inc. "A"*	3,413	32,014
Eclipse Resources Corp.* (a)	17,048	20,287
Energy Fuels, Inc.*	15,599	51,165
Energy XXI Gulf Coast, Inc.*	6,466	54,056
EP Energy Corp. "A"* (a)	7,346	17,190
Evolution Petroleum Corp.	4,661	51,504
Frontline Ltd.* (a)	14,270	82,909
GasLog Ltd.	7,684	151,759
Golar LNG Ltd.	17,557	488,085
Goodrich Petroleum Corp.*	1,605	22,534
Green Plains, Inc.	7,287	125,336
Gulfport Energy Corp.*	32,811	341,562
Halcon Resources Corp.*	25,474	113,869
Hallador Energy Co.	3,139	19,525
HighPoint Resources Corp.*	20,420	99,650
International Seaways, Inc.*	4,063	81,341
Isramco, Inc.*	151	18,430
Jagged Peak Energy, Inc.*	12,043	166,555
Laredo Petroleum, Inc.*	29,217	238,703
Lilis Energy, Inc.*	8,332	40,827
Matador Resources Co.*	19,582	647,185
Midstates Petroleum Co., Inc.*	2,781	24,779
NACCO Industries, Inc. "A"	660	21,615
NextDecade Corp*	1,413	7,983
Nordic American Tankers Ltd. (a)	25,819	53,962
Northern Oil & Gas, Inc.*	36,188	144,752
Oasis Petroleum, Inc.*	50,118	710,673
Overseas Shipholding Group, Inc. "A"*	10,681	33,645
Panhandle Oil & Gas, Inc. "A"	3,036	56,014
Par Pacific Holdings, Inc.*	5,862	119,585
PDC Energy, Inc.*	12,311	602,747
Peabody Energy Corp.	14,572	519,346
Penn Virginia Corp.*	2,330	187,658
Renewable Energy Group, Inc.*	6,834	196,819
Resolute Energy Corp.* (a)	4,098	154,945
REX American Resources Corp.*	1,060	80,083
Ring Energy, Inc.*	10,739	106,423
Rosehill Resources, Inc.*	52	317
Sanchez Energy Corp.* (a)	14,391	33,099
SandRidge Energy, Inc.*	5,736	62,350
Scorpio Tankers, Inc.	55,084	110,719
SemGroup Corp. "A"	14,572	321,313
Ship Finance International Ltd.	15,646	217,479
SilverBow Resources, Inc.*	1,365	36,405
Southwestern Energy Co.*	109,630	560,209
SRC Energy, Inc.*	44,720	397,561
Talos Energy, Inc.*	3,784	124,191
Teekay Corp. (a)	12,842	86,555
Teekay Tankers Ltd. "A"	37,810	37,349
Tellurian, Inc.* (a)	15,874	142,390
Ultra Petroleum Corp.* (a)	29,884	33,470
Uranium Energy Corp.*	30,663	52,740
W&T Offshore, Inc.*	17,455	168,266
WildHorse Resource Development Corp.*	5,126	121,179
World Fuel Services Corp.	12,580	348,214
Zion Oil & Gas, Inc.*	9,997	12,796
		12,559,778
Financials 17.0%
Banks 9.2%
1st Constitution Bancorp.	1,375	28,462
1st Source Corp.	2,954	155,439
Access National Corp.	2,773	75,176
ACNB Corp.	1,338	49,774
Allegiance Bancshares, Inc.*	2,226	92,824
Amalgamated Bank "A"*	1,831	35,320
American National Bankshares, Inc.	1,484	57,876
Ameris Bancorp.	7,926	362,218
Ames National Corp.	1,604	43,709
Arrow Financial Corp.	2,309	85,443
Atlantic Capital Bancshares, Inc.*	4,791	80,249
Auburn National Bancorporation, Inc.	443	16,976
Banc of California, Inc.	7,972	150,671
BancFirst Corp.	3,386	202,991
BancorpSouth Bank	17,678	578,071
Bank of Commerce Holdings	3,002	36,624
Bank of Marin Bancorp.	1,249	104,791
Bank of NT Butterfield & Son Ltd.	10,141	525,912
Bank of Princeton*	1,080	32,983
Bankwell Financial Group, Inc.	1,086	34,057
Banner Corp.	5,952	370,036
Bar Harbor Bankshares	2,790	80,129
Baycom Corp.*	1,921	51,252
BCB Bancorp., Inc.	2,382	32,991
Berkshire Hills Bancorp., Inc.	7,506	305,494
Blue Hills Bancorp., Inc.	4,200	101,220
Boston Private Financial Holdings, Inc.	15,358	209,637
Bridge Bancorp., Inc.	3,112	103,318
Brookline Bancorp., Inc.	14,847	247,945
Bryn Mawr Bank Corp.	3,744	175,594
Business First Bancshares, Inc.	2,018	53,578
Byline Bancorp., Inc.*	2,983	67,714
C&F Financial Corp.	613	36,014
Cadence BanCorp.	13,551	353,952
Cambridge Bancorp.	693	62,363
Camden National Corp.	2,890	125,542
Capital City Bank Group, Inc.	2,067	48,244
Capstar Financial Holdings, Inc.	1,358	22,679
Carolina Financial Corp.	3,916	147,711
Cathay General Bancorp.	14,404	596,902
CB Financial Services, Inc.	875	26,994
CBTX, Inc.	3,500	124,390
CenterState Bank Corp.	17,013	477,215
Central Pacific Financial Corp.	5,454	144,149
Central Valley Community Bancorp.	2,152	46,505
Century Bancorp., Inc. "A"	543	39,232
Chemical Financial Corp.	13,303	710,380
Chemung Financial Corp.	597	25,331
Citizens & Northern Corp.	2,290	59,883
City Holding Co.	2,778	213,350
Civista Bancshares, Inc.	2,587	62,321
CNB Financial Corp.	2,655	76,623
Coastal Financial Corp.*	1,169	19,873
Codorus Valley Bancorp., Inc.	1,615	50,453
Columbia Banking System, Inc.	13,588	526,807
Community Bank System, Inc.	9,342	570,516
Community Bankers Trust Corp.*	4,167	36,670
Community Financial Corp.	945	31,591
Community Trust Bancorp., Inc.	2,909	134,832
ConnectOne Bancorp., Inc.	5,588	132,715
County Bancorp., Inc.	914	22,941
Customers Bancorp., Inc.*	5,507	129,580
CVB Financial Corp.	21,029	469,367
Eagle Bancorp., Inc.*	5,994	303,296
Enterprise Bancorp., Inc.	1,803	62,005
Enterprise Financial Services Corp.	4,277	226,895
Equity Bancshares, Inc. "A"*	2,511	98,582
Esquire Financial Holdings, Inc.*	1,121	27,980
Evans Bancorp., Inc.	898	42,161
Farmers & Merchants Bancorp., Inc. (a)	1,686	71,807
Farmers National Banc Corp.	4,719	72,201
FB Financial Corp.	3,067	120,165
FCB Financial Holdings, Inc. "A"*	7,975	378,015
Fidelity D&D Bancorp, Inc.	524	36,146
Fidelity Southern Corp.	4,172	103,382
Financial Institutions, Inc.	2,932	92,065
First BanCorp.*	40,153	365,392
First BanCorp. - North Carolina	5,498	222,724
First Bancorp., Inc.	1,889	54,724
First Bancshares, Inc.	2,323	90,713
First Bank	3,051	40,121
First Busey Corp.	8,214	255,045
First Business Financial Services, Inc.	1,532	35,512
First Choice Bancorp.	1,649	44,671
First Commonwealth Financial Corp.	18,765	302,867
First Community Bancshares, Inc.	3,064	103,808
First Community Corp.	1,345	32,549
First Connecticut Bancorp, Inc.	2,610	77,125
First Financial Bancorp.	17,740	526,878
First Financial Bankshares, Inc. (a)	12,116	716,056
First Financial Corp. - Indiana	2,226	111,745
First Financial Northwest, Inc.	1,664	27,572
First Foundation, Inc.*	7,060	110,277
First Guaranty Bancshares, Inc.	844	21,682
First Internet Bancorp.	1,792	54,566
First Interstate BancSystem, Inc. "A"	6,191	277,357
First Merchants Corp.	9,146	411,479
First Mid-Illinois Bancshares, Inc.	2,387	96,268
First Midwest Bancorp., Inc.	19,022	505,795
First Northwest Bancorp.*	1,649	25,395
First of Long Island Corp.	4,420	96,135
First Savings Financial Group, Inc.	341	23,283
First United Corp.	1,281	24,083
Flushing Financial Corp.	5,045	123,098
Franklin Financial Network, Inc.*	2,400	93,840
Fulton Financial Corp.	32,026	533,233
German American Bancorp., Inc.	3,839	135,440
Glacier Bancorp., Inc.	15,826	681,942
Great Southern Bancorp., Inc.	2,035	112,637
Great Western Bancorp., Inc.	10,990	463,668
Green Bancorp., Inc.	4,929	108,931
Guaranty Bancorp.	4,822	143,213
Guaranty Bancshares, Inc.	1,333	40,297
Hancock Whitney Corp.	15,873	754,761
Hanmi Financial Corp.	6,056	150,794
HarborOne Bancorp., Inc.*	2,712	51,853
Heartland Financial U.S.A., Inc.	5,412	314,167
Heritage Commerce Corp.	7,512	112,079
Heritage Financial Corp.	6,842	240,496
Hilltop Holdings, Inc.	13,322	268,705
Home Bancshares, Inc.	29,678	649,948
HomeTrust Bancshares, Inc.*	3,175	92,551
Hope Bancorp., Inc.	23,305	376,842
Horizon Bancorp, Inc.	6,957	137,401
Howard Bancorp., Inc.*	2,444	43,259
IBERIABANK Corp.	10,401	846,121
Independent Bank Corp./Massachusetts	5,041	416,387
Independent Bank Corp./Michigan	4,124	97,533
Independent Bank Group, Inc.	3,973	263,410
International Bancshares Corp.	10,252	461,340
Investar Holding Corp.	1,595	42,826
Investors Bancorp., Inc.	46,425	569,635
Lakeland Bancorp., Inc.	8,510	153,605
Lakeland Financial Corp.	4,578	212,785
LCNB Corp.	1,677	31,276
LegacyTexas Financial Group, Inc.	8,942	380,929
Level One Bancorp, Inc.	258	7,172
Live Oak Bancshares, Inc. (a)	4,782	128,158
Macatawa Bank Corp.	4,982	58,339
MB Financial, Inc.	15,479	713,737
MBT Financial Corp.	3,340	37,742
Mercantile Bank Corp.	2,987	99,676
Metropolitan Bank Holding Corp.*	1,224	50,331
Mid Penn Bancorp, Inc.	881	25,681
Middlefield Banc Corp.	629	29,626
Midland States Bancorp., Inc.	3,961	127,148
MidSouth Bancorp., Inc.	2,780	42,812
MidWestOne Financial Group, Inc.	2,141	71,317
MutualFirst Financial, Inc.	1,043	38,435
MVB Financial Corp.	1,576	28,400
National Bank Holdings Corp. "A"	5,402	203,385
National Bankshares, Inc.	1,279	58,131
National Commerce Corp.*	3,321	137,157
NBT Bancorp., Inc.	7,906	303,432
Nicolet Bankshares, Inc.*	1,571	85,635
Northeast Bancorp.	1,409	30,575
Northrim BanCorp., Inc.	1,276	53,018
Norwood Financial Corp.	1,117	43,742
Oak Valley Bancorp.	1,299	25,525
OFG Bancorp.	7,928	128,037
Ohio Valley Banc Corp.	794	29,100
Old Line Bancshares, Inc.	2,944	93,148
Old National Bancorp.	28,087	542,079
Old Second Bancorp., Inc.	5,341	82,518
Opus Bank	3,747	102,668
Origin Bancorp, Inc.	3,265	122,927
Orrstown Financial Services, Inc.	1,404	33,415
Pacific City Financial Corp.	2,206	42,664
Pacific Mercantile Bancorp.*	2,922	27,321
Pacific Premier Bancorp., Inc.*	8,566	318,655
Park National Corp.	2,576	271,923
Parke Bancorp., Inc.	1,219	27,367
Peapack-Gladstone Financial Corp.	3,456	106,756
Penns Woods Bancorp., Inc.	859	37,324
People's Utah Bancorp.	2,887	98,014
Peoples Bancorp. of North Carolina, Inc.	907	26,158
Peoples Bancorp., Inc.	3,319	116,265
Peoples Financial Services Corp.	1,313	55,671
Preferred Bank	2,618	153,153
Premier Financial Bancorp., Inc.	2,210	40,863
QCR Holdings, Inc.	2,453	100,205
RBB Bancorp.	2,569	62,940
Reliant Bancorp., Inc.	1,892	48,378
Renasant Corp.	8,913	367,305
Republic Bancorp., Inc. "A"	1,838	84,732
Republic First Bancorp., Inc.*	7,996	57,171
S&T Bancorp., Inc.	6,329	274,425
Sandy Spring Bancorp., Inc.	6,512	255,987
SB One Bancorp.	1,340	33,768
Seacoast Banking Corp. of Florida*	8,638	252,230
Select Bancorp, Inc.*	2,100	26,040
ServisFirst Bancshares, Inc.	8,740	342,171
Shore Bancshares, Inc.	2,371	42,251
Sierra Bancorp.	2,568	74,215
Simmons First National Corp. "A"	16,814	495,172
SmartFinancial, Inc.*	2,129	50,138
South State Corp.	6,794	557,108
Southern First Bancshares, Inc.*	1,263	49,636
Southern National Bancorp. of Virginia, Inc.	3,664	59,357
Southside Bancshares, Inc.	6,240	217,152
Spirit of Texas Bancshares, Inc.*	386	8,334
State Bank Financial Corp.	7,096	214,157
Stock Yards Bancorp., Inc.	4,020	145,926
Summit Financial Group, Inc.	2,106	48,880
The Bancorp., Inc.*	9,338	89,551
Tompkins Financial Corp.	2,768	224,734
TowneBank	12,177	375,660
TriCo Bancshares	4,690	181,128
TriState Capital Holdings, Inc.*	4,585	126,546
Triumph Bancorp., Inc.*	4,510	172,282
Trustmark Corp.	12,487	420,188
UMB Financial Corp.	8,439	598,325
Union Bankshares Corp.	12,152	468,217
Union Bankshares, Inc.	740	39,331
United Bankshares, Inc.	18,718	680,399
United Community Banks, Inc.	14,525	405,102
United Securities Bancshares	2,548	28,283
Unity Bancorp., Inc.	1,507	34,510
Univest Corp. of Pennsylvania	5,259	139,101
Valley National Bancorp.	60,200	677,250
Veritex Holdings, Inc.*	4,361	123,242
Washington Trust Bancorp., Inc.	2,826	156,278
WesBanco, Inc.	9,767	435,413
West Bancorp.	2,860	67,210
Westamerica Bancorp. (a)	4,841	291,235
		39,923,986
Capital Markets 1.2%
Arlington Asset Investment Corp. "A" (a)	5,157	48,166
Artisan Partners Asset Management, Inc. "A"	9,026	292,442
Ashford, Inc.*	142	10,774
Associated Capital Group, Inc. "A"	415	17,658
B. Riley Financial, Inc.	3,933	89,082
Blucora, Inc.*	8,816	354,844
BrightSphere Investment Group PLC	14,827	183,855
Cohen & Steers, Inc.	4,187	170,034
Cowen, Inc.* (a)	5,385	87,775
Diamond Hill Investment Group	610	100,888
Donnelley Financial Solution, Inc.*	6,362	114,007
Federated Investors, Inc. "B"	17,948	432,906
Focus Financial Partners, Inc. "A"*	3,523	167,202
Gain Capital Holdings, Inc. (a)	5,127	33,326
GAMCO Investors, Inc. "A"	830	19,439
Greenhill & Co., Inc.	3,640	95,914
Hamilton Lane, Inc. "A"	2,825	125,091
Houlihan Lokey, Inc.	6,272	281,801
INTL. FCStone, Inc.*	2,872	138,775
Investment Technology Group, Inc.	6,211	134,530
Ladenburg Thalmann Financial Services, Inc.	18,811	50,790
Moelis & Co. "A"	8,264	452,867
Oppenheimer Holdings, Inc. "A"	1,706	53,910
Piper Jaffray Companies, Inc.	2,757	210,497
PJT Partners, Inc. "A"	3,744	195,998
Pzena Investment Management, Inc. "A"	3,526	33,638
Safeguard Scientifics, Inc.*	3,689	34,492
Siebert Financial Corp.*	1,389	20,349
Silvercrest Asset Management Group, Inc. "A"	1,708	23,656
Stifel Financial Corp.	12,919	662,228
Value Line, Inc.	87	2,166
Virtus Investment Partners, Inc.	1,291	146,851
Waddell & Reed Financial, Inc. "A" (a)	14,514	307,407
Westwood Holdings Group, Inc.	1,511	78,179
WisdomTree Investments, Inc.	21,962	186,238
		5,357,775
Consumer Finance 0.7%
Curo Group Holdings Corp.*	2,202	66,567
Elevate Credit, Inc.*	3,761	30,314
Encore Capital Group, Inc.*	4,877	174,840
Enova International, Inc.*	6,120	176,256
EZCORP, Inc. "A"*	9,509	101,746
FirstCash, Inc.	8,124	666,168
Green Dot Corp. "A"*	9,041	803,022
LendingClub Corp.*	58,890	228,493
Nelnet, Inc. "A"	3,420	195,521
PRA Group, Inc.*	8,377	301,572
Regional Management Corp.*	1,741	50,193
World Acceptance Corp.*	1,118	127,855
		2,922,547
Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA "E"	5,741	120,102
Cannae Holdings, Inc.*	12,755	267,217
FGL Holdings*	26,613	238,186
Marlin Business Services Corp.	1,665	48,035
On Deck Capital, Inc.*	9,110	68,963
		742,503
Insurance 2.6%
Ambac Financial Group, Inc.*	8,512	173,815
American Equity Investment Life Holding Co.	16,661	589,133
AMERISAFE, Inc.	3,568	221,038
AmTrust Financial Services, Inc.	20,807	302,118
Argo Group International Holdings Ltd.	6,066	382,461
Citizens, Inc.* (a)	8,834	74,206
CNO Financial Group, Inc.	30,661	650,626
Crawford & Co. "B"	2,268	20,888
Donegal Group, Inc. "A"	1,585	22,523
eHealth, Inc.*	3,521	99,503
EMC Insurance Group, Inc.	1,719	42,494
Employers Holdings, Inc.	6,054	274,246
Enstar Group Ltd.*	2,234	465,789
FBL Financial Group, Inc. "A"	1,831	137,783
FedNat Holding, Co.	2,019	51,444
Genworth Financial, Inc. "A"*	94,752	395,116
Global Indemnity Ltd.	1,546	58,284
Goosehead Insurance, Inc.*	1,832	62,050
Greenlight Capital Re Ltd. "A"*	5,552	68,845
Hallmark Financial Services, Inc.*	2,633	28,963
HCI Group, Inc.	1,373	60,069
Health Insurance Innovations, Inc. "A"* (a)	2,386	147,097
Heritage Insurance Holdings, Inc.	3,592	53,233
Horace Mann Educators Corp.	7,732	347,167
Independence Holding Co.	877	31,484
Investors Title Co.	271	45,501
James River Group Holdings Ltd.	4,875	207,773
Kemper Corp.	9,834	791,145
Kingstone Companies, Inc.	1,772	33,668
Kinsale Capital Group, Inc.	3,670	234,366
Maiden Holdings Ltd.	12,537	35,730
MBIA, Inc.* (a)	16,340	174,675
National General Holdings Corp.	11,585	310,941
National Western Life Group, Inc. "A"	417	133,106
Navigators Group, Inc.	3,840	265,344
NI Holdings, Inc.*	2,000	33,740
Primerica, Inc.	8,066	972,356
ProAssurance Corp.	9,846	462,270
Protective Insurance Corp. "B"	1,893	43,444
RLI Corp.	7,296	573,320
Safety Insurance Group, Inc.	2,760	247,296
Selective Insurance Group, Inc.	10,814	686,689
State Auto Financial Corp.	3,148	96,140
Stewart Information Services Corp.	4,400	198,044
Third Point Reinsurance Ltd.*	14,608	189,904
Tiptree, Inc.	5,226	34,230
Trupanion, Inc.* (a)	4,697	167,824
United Fire Group, Inc.	3,910	198,511
United Insurance Holdings Corp.	3,929	87,931
Universal Insurance Holdings, Inc.	5,947	288,727
		11,273,050
Mortgage Real Estate Investment Trusts (REITs) 1.0%
AG Mortgage Investment Trust, Inc.	5,132	93,300
Anworth Mortgage Asset Corp.	18,282	84,646
Apollo Commercial Real Estate Finance, Inc.	22,924	432,576
Arbor Realty Trust, Inc. (a)	12,088	138,770
Ares Commercial Real Estate Corp.	5,155	72,015
ARMOUR Residential REIT, Inc.	7,750	173,988
Blackstone Mortgage Trust, Inc. (a)	21,028	704,648
Capstead Mortgage Corp.	17,208	136,115
Cherry Hill Mortgage Investment Corp.	2,793	50,553
Colony Credit Real Estate, Inc. (a)	15,759	346,540
Dynex Capital, Inc.	10,538	67,232
Exantas Capital Corp.	5,725	62,861
Granite Point Mortgage Trust, Inc.	8,014	154,510
Great Ajax Corp.	3,063	41,687
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,699	208,238
Invesco Mortgage Capital, Inc.	20,775	328,661
KKR Real Estate Finance Trust, Inc.	3,288	66,319
Ladder Capital Corp.	16,365	277,223
New York Mortgage Trust, Inc. (a)	25,530	155,222
Orchid Island Capital, Inc. (a)	9,307	67,476
PennyMac Mortgage Investment Trust	11,271	228,125
Ready Capital Corp.	3,370	56,111
Redwood Trust, Inc.	15,163	246,247
TPG RE Finance Trust, Inc.	6,461	129,349
Western Asset Mortgage Capital Corp.	7,374	73,887
		4,396,299
Thrifts & Mortgage Finance 2.1%
Axos Financial, Inc.*	10,968	377,190
BankFinancial Corp.	2,509	39,993
Beneficial Bancorp., Inc.	12,623	213,329
Bridgewater Bancshares, Inc.*	903	11,757
BSB Bancorp., Inc.*	1,612	52,551
Capitol Federal Financial, Inc.	24,135	307,480
Columbia Financial, Inc.*	9,280	154,976
Dime Community Bancshares	5,868	104,744
Entegra Financial Corp.*	1,222	32,444
ESSA Bancorp., Inc.	1,970	32,032
Essent Group Ltd.*	17,907	792,385
Federal Agricultural Mortgage Corp. "C"	1,699	122,634
First Defiance Financial Corp.	3,722	112,069
Flagstar Bancorp., Inc.*	5,589	175,886
FS Bancorp, Inc.	590	32,875
Greene County Bancorp., Inc.	571	18,329
Hingham Institution for Savings	235	51,655
Home Bancorp., Inc.	1,459	63,437
HomeStreet, Inc.*	4,663	123,570
Impac Mortgage Holdings, Inc.*	2,055	15,392
Kearny Financial Corp.	17,828	246,918
LendingTree, Inc.* (a)	1,487	342,159
Luther Burbank Corp.	3,695	40,202
Malvern Bancorp., Inc.*	1,245	29,818
Merchants Bancorp.	3,020	76,768
Meridian Bancorp., Inc.	9,001	153,017
Meta Financial Group, Inc.	1,759	145,381
MGIC Investment Corp.*	67,563	899,264
NMI Holdings, Inc. "A"*	11,690	264,778
Northfield Bancorp., Inc.	8,242	131,213
Northwest Bancshares, Inc.	17,922	310,409
OceanFirst Financial Corp.	8,904	242,367
Oconee Federal Financial Corp.	109	2,935
Ocwen Financial Corp.*	22,034	86,814
OP Bancorp.*	2,318	26,889
Oritani Financial Corp.	7,691	119,595
PCSB Financial Corp.	3,092	62,891
PennyMac Financial Services, Inc. "A"	3,717	77,685
PHH Corp.*	5,908	64,929
Ponce de Leon Federal Bank*	1,616	24,418
Provident Bancorp., Inc.*	835	24,173
Provident Financial Services, Inc.	11,613	285,099
Prudential Bancorp., Inc.	1,575	27,263
Radian Group, Inc.	40,284	832,670
Riverview Bancorp., Inc.	3,700	32,708
SI Financial Group, Inc.	2,097	29,358
Southern Missouri Bancorp., Inc.	1,282	47,780
Sterling Bancorp., Inc.	4,000	45,240
Territorial Bancorp., Inc.	1,530	45,212
Timberland Bancorp., Inc.	1,211	37,832
TrustCo Bank Corp.	17,130	145,605
United Community Financial Corp.	9,151	88,490
United Financial Bancorp., Inc.	9,476	159,481
Walker & Dunlop, Inc.	5,100	269,688
Washington Federal, Inc.	15,614	499,648
Waterstone Financial, Inc.	4,836	82,937
Western New England Bancorp, Inc.	4,826	52,121
WMIH Corp.*	58,049	80,688
WSFS Financial Corp.	5,657	266,728
		9,235,899
Health Care 16.1%
Biotechnology 6.6%
Abeona Therapeutics, Inc.*	5,798	74,214
ACADIA Pharmaceuticals, Inc.*	18,501	384,081
Acceleron Pharma, Inc.*	7,164	409,996
Achaogen, Inc.* (a)	5,901	23,545
Achillion Pharmaceuticals, Inc.*	24,886	91,580
Acorda Therapeutics, Inc.*	8,251	162,132
Adamas Pharmaceuticals, Inc.*	4,131	82,703
ADMA Biologics, Inc.*	3,567	22,151
Aduro Biotech, Inc.*	12,057	88,619
Adverum Biotechnologies, Inc.*	10,241	61,958
Aeglea BioTherapeutics, Inc.*	3,068	29,361
Agenus, Inc.* (a)	17,237	36,887
Aimmune Therapeutics, Inc.*	8,142	222,114
Akebia Therapeutics, Inc.*	9,486	83,761
Albireo Pharma, Inc.*	1,714	56,493
Alder Biopharmaceuticals, Inc.*	10,950	182,317
Aldeyra Therapeutics, Inc.*	3,002	41,428
Allakos, Inc.*	1,534	69,015
Allena Pharmaceuticals, Inc.*	2,181	23,424
AMAG Pharmaceuticals, Inc.*	6,314	126,280
Amicus Therapeutics, Inc.*	35,038	423,609
AnaptysBio, Inc.*	3,560	355,181
Apellis Pharmaceuticals, Inc.*	6,788	120,691
Aptinyx, Inc.*	2,460	71,242
Arbutus Biopharma Corp.* (a)	6,646	62,805
Arcus Biosciences, Inc.*	1,647	22,959
Ardelyx, Inc.*	8,100	35,235
Arena Pharmaceuticals, Inc.*	9,331	429,413
ArQule, Inc.*	20,170	114,162
Array BioPharma, Inc.*	37,890	575,928
Arrowhead Pharmaceuticals, Inc.*	16,361	313,640
Arsanis, Inc.*	857	1,388
Atara Biotherapeutics, Inc.*	7,818	323,274
Athenex, Inc.*	8,308	129,106
Athersys, Inc.*	20,627	43,317
Audentes Therapeutics, Inc.*	6,019	238,292
AVEO Pharmaceuticals, Inc.* (a)	19,128	63,314
Avid Bioservices, Inc.*	9,530	65,376
Avrobio, Inc.*	1,124	58,302
Bellicum Pharmaceuticals, Inc.*	7,488	46,126
BioCryst Pharmaceuticals, Inc.*	20,241	154,439
Biohaven Pharmaceutical Holding Co., Ltd.*	5,309	199,353
BioSpecifics Technologies Corp.*	1,041	60,888
BioTime, Inc.* (a)	16,346	38,413
Blueprint Medicines Corp.*	7,726	603,092
Calithera Biosciences, Inc.*	5,955	31,264
Calyxt, Inc.*	1,265	19,317
Cara Therapeutics, Inc.* (a)	6,044	144,754
CareDx, Inc.*	6,326	182,505
CASI Pharmaceuticals, Inc.*	9,383	43,819
Catalyst Biosciences, Inc.*	2,238	24,126
Catalyst Pharmaceuticals, Inc.*	17,299	65,390
Celcuity, Inc.*	1,097	31,550
Cellular Biomedicine Group, Inc.* (a)	2,183	39,621
ChemoCentryx, Inc.*	4,361	55,123
Chimerix, Inc.*	8,328	32,396
Clovis Oncology, Inc.*	8,949	262,832
Cohbar, Inc.*	4,199	18,098
Coherus Biosciences, Inc.*	9,656	159,324
Concert Pharmaceuticals, Inc.*	4,008	59,479
Constellation Pharmaceuticals, Inc.*	913	6,144
Corbus Pharmaceuticals Holdings, Inc.* (a)	9,658	72,918
Corvus Pharmaceuticals, Inc.*	2,610	22,394
Crinetics Pharmaceuticals, Inc.*	1,284	36,787
CTI BioPharma Corp.*	9,620	20,779
Cue Biopharma, Inc.*	3,329	30,127
Cytokinetics, Inc.*	8,643	85,134
CytomX Therapeutics, Inc.*	8,254	152,699
Deciphera Pharmaceuticals, Inc.*	1,665	64,469
Denali Therapeutics, Inc.* (a)	8,460	183,920
Dicerna Pharmaceuticals, Inc.*	8,350	127,421
Dynavax Technologies Corp.*	11,722	145,353
Eagle Pharmaceuticals, Inc.* (a)	1,959	135,817
Editas Medicine, Inc.*	8,580	273,016
Eidos Therapeutics, Inc.*	1,298	12,954
Emergent BioSolutions, Inc.*	8,274	544,677
Enanta Pharmaceuticals, Inc.*	3,150	269,199
Epizyme, Inc.*	9,836	104,262
Esperion Therapeutics, Inc.* (a)	4,301	190,835
Evelo Biosciences, Inc.*	1,018	12,399
Fate Therapeutics, Inc.* (a)	9,365	152,556
Fennec Pharmaceuticals, Inc.*	2,138	17,532
FibroGen, Inc.*	13,928	846,126
Five Prime Therapeutics, Inc.*	6,411	89,241
Flexion Therapeutics, Inc.*	6,315	118,154
Fortress Biotech, Inc.*	6,467	10,347
Forty Seven, Inc.*	1,457	21,738
G1 Therapeutics, Inc.*	3,836	200,584
Genomic Health, Inc.*	3,893	273,366
Geron Corp.* (a)	31,698	55,788
Global Blood Therapeutics, Inc.*	9,392	356,896
GlycoMimetics, Inc.*	6,324	91,066
GTx, Inc.*	869	1,364
Halozyme Therapeutics, Inc.*	23,089	419,527
Heron Therapeutics, Inc.*	12,850	406,702
Homology Medicines, Inc.* (a)	1,970	45,034
Idera Pharmaceuticals, Inc.*	3,747	33,386
Immune Design Corp.*	5,848	20,176
ImmunoGen, Inc.*	26,687	252,726
Immunomedics, Inc.*	26,497	551,933
Inovio Pharmaceuticals, Inc.*	15,536	86,380
Insmed, Inc.*	14,394	291,047
Insys Therapeutics, Inc.*	4,843	48,817
Intellia Therapeutics, Inc.* (a)	6,246	178,761
Intercept Pharmaceuticals, Inc.*	4,063	513,401
Intrexon Corp.* (a)	13,683	235,621
Invitae Corp.*	12,401	207,469
Iovance Biotherapeutics, Inc.*	15,448	173,790
Ironwood Pharmaceuticals, Inc.*	25,669	473,850
Jounce Therapeutics, Inc.*	2,760	17,940
Kadmon Holdings, Inc.*	18,327	61,212
Karyopharm Therapeutics, Inc.*	9,116	155,245
Keryx Biopharmaceuticals, Inc.*	18,308	62,247
Kezar Life Sciences, Inc.*	913	19,547
Kindred Biosciences, Inc.*	5,701	79,529
Kiniksa Pharmaceuticals Ltd. "A"*	1,183	30,167
Kura Oncology, Inc.*	5,228	91,490
La Jolla Pharmaceutical Co.* (a)	4,033	81,184
Lexicon Pharmaceuticals, Inc.* (a)	8,140	86,854
Ligand Pharmaceuticals, Inc.*	3,903	1,071,334
Loxo Oncology, Inc.*	5,031	859,446
MacroGenics, Inc.*	7,372	158,056
Madrigal Pharmaceuticals, Inc.*	1,294	277,084
Magenta Therapeutics, Inc.*	671	8,059
MannKind Corp.* (a)	26,333	48,189
MediciNova, Inc.* (a)	7,490	93,550
MeiraGTx Holdings PLC*	609	8,282
Mersana Therapeutics, Inc.*	2,393	23,930
MiMedx Group, Inc.* (a)	18,994	117,383
Minerva Neurosciences, Inc.*	5,755	72,225
Miragen Therapeutics, Inc.*	4,821	26,901
Mirati Therapeutics, Inc.*	3,759	177,049
Molecular Templates, Inc.*	1,703	9,179
Momenta Pharmaceuticals, Inc.*	14,424	379,351
Mustang Bio, Inc.*	3,134	18,647
Myriad Genetics, Inc.*	12,336	567,456
NantKwest, Inc.*	5,947	22,004
Natera, Inc.*	6,123	146,585
Neon Therapeutics, Inc.*	1,081	9,232
NewLink Genetics Corp.*	5,327	12,732
Novavax, Inc.* (a)	71,683	134,764
Nymox Pharmaceutical Corp.*	5,543	13,636
OPKO Health, Inc.* (a)	60,461	209,195
Organovo Holdings, Inc.* (a)	19,047	21,904
Ovid therapeutics, Inc.*	2,265	12,843
Palatin Technologies, Inc.*	36,862	36,770
PDL BioPharma, Inc.*	26,021	68,435
Pfenex, Inc.*	5,287	27,017
Pieris Pharmaceuticals, Inc.*	9,780	54,768
PolarityTE, Inc.* (a)	1,948	37,207
Portola Pharmaceuticals, Inc.*	12,238	325,898
Progenics Pharmaceuticals, Inc.*	15,645	98,094
Proteostasis Therapeutics, Inc.*	4,730	11,399
Prothena Corp. PLC*	7,553	98,793
PTC Therapeutics, Inc.*	8,511	400,017
Puma Biotechnology, Inc.*	5,380	246,673
Ra Pharmaceuticals, Inc.*	2,717	49,151
Radius Health, Inc.*	7,606	135,387
Recro Pharma, Inc.*	3,046	21,657
REGENXBIO, Inc.*	5,905	445,827
Repligen Corp.*	7,244	401,752
Replimune Group, Inc.*	1,366	21,993
Retrophin, Inc.*	7,433	213,550
Rhythm Pharmaceuticals, Inc.*	2,823	82,347
Rigel Pharmaceuticals, Inc.*	31,025	99,590
Rocket Pharmaceuticals, Inc.*	3,925	96,633
Rubius Therapeutics, Inc.*	2,242	53,808
Sangamo Therapeutics, Inc.* (a)	19,065	323,152
Savara, Inc.*	5,279	58,914
Scholar Rock Holding Corp.* (a)	1,139	29,329
Selecta Biosciences, Inc.*	3,384	52,621
Seres Therapeutics, Inc.* (a)	4,164	31,605
Solid Biosciences, Inc.*	2,269	107,051
Sorrento Therapeutics, Inc.* (a)	20,356	89,566
Spark Therapeutics, Inc.* (a)	5,912	322,500
Spectrum Pharmaceuticals, Inc.*	18,923	317,906
Spero Therapeutics, Inc.*	1,692	17,783
Spring Bank Pharmaceuticals, Inc.*	2,623	31,607
Stemline Therapeutics, Inc.*	5,338	88,611
Surface Oncology, Inc.*	1,373	15,021
Syndax Pharmaceuticals, Inc.*	2,450	19,796
Synergy Pharmaceuticals, Inc.* (a)	45,634	77,578
Synlogic, Inc.*	2,897	41,166
Syros Pharmaceuticals, Inc.*	4,608	54,881
T2 Biosystems, Inc.*	5,850	43,583
TG Therapeutics, Inc.*	11,837	66,287
Tocagen, Inc.*	3,210	50,044
Translate Bio, Inc.*	1,756	17,560
Tyme Technologies, Inc.*	7,894	21,945
Ultragenyx Pharmaceutical, Inc.*	8,762	668,891
UNITY Biotechnology, Inc.* (a)	957	15,590
Unum Therapeutics, Inc.* (a)	674	6,942
Vanda Pharmaceuticals, Inc.*	9,661	221,720
Veracyte, Inc.*	5,452	52,067
Verastem, Inc.*	12,774	92,612
Vericel Corp.*	8,001	113,214
Viking Therapeutics, Inc.* (a)	9,667	168,399
Vital Therapies, Inc.* (a)	5,718	1,575
Voyager Therapeutics, Inc.*	4,033	76,304
Xencor, Inc.*	8,548	333,116
XOMA Corp.*	1,079	18,958
Zafgen, Inc.*	5,645	65,990
ZIOPHARM Oncology, Inc.* (a)	24,740	79,168
		28,660,133
Health Care Equipment & Supplies 3.8%
Accuray, Inc.*	15,896	71,532
AngioDynamics, Inc.*	6,840	148,702
Anika Therapeutics, Inc.*	2,671	112,663
Antares Pharma, Inc.*	26,004	87,373
AtriCure, Inc.*	6,300	220,689
Atrion Corp.	263	182,732
Avanos Medical, Inc.*	8,718	597,183
AxoGen, Inc.*	6,264	230,828
Cardiovascular Systems, Inc.*	6,009	235,192
Cerus Corp.*	24,327	175,398
CONMED Corp.	4,659	369,086
CryoLife, Inc.*	6,679	235,101
CryoPort, Inc.* (a)	4,698	60,181
Cutera, Inc.*	2,533	82,449
CytoSorbents Corp.*	5,332	68,783
ElectroCore LLC*	1,071	14,994
Endologix, Inc.*	15,607	29,809
FONAR Corp.*	1,191	29,656
GenMark Diagnostics, Inc.*	9,724	71,471
Glaukos Corp.*	6,202	402,510
Globus Medical, Inc. "A"*	13,589	771,312
Haemonetics Corp.*	9,710	1,112,572
Helius Medical Technologies, Inc.*	3,050	29,860
Heska Corp.*	1,261	142,884
Inogen, Inc.*	3,290	803,155
Integer Holdings Corp.*	5,768	478,456
IntriCon, Corp.*	1,344	75,533
Invacare Corp.	6,294	91,578
iRadimed Corp.*	654	24,296
iRhythm Technologies, Inc.*	4,465	422,657
K2M Group Holdings, Inc.*	7,733	211,652
Lantheus Holdings, Inc.*	6,978	104,321
LeMaitre Vascular, Inc.	2,924	113,276
LivaNova PLC*	9,092	1,127,135
Meridian Bioscience, Inc.	7,705	114,804
Merit Medical Systems, Inc.*	9,941	610,874
Natus Medical, Inc.*	6,054	215,825
Neogen Corp.*	9,381	671,023
Neuronetics, Inc.*	1,175	37,670
Nevro Corp.*	5,470	311,790
Novocure Ltd.*	13,729	719,400
NuVasive, Inc.*	9,571	679,350
Nuvectra Corp.*	2,610	57,368
NxStage Medical, Inc.*	12,064	336,465
OraSure Technologies, Inc.*	11,304	174,647
Orthofix Medical, Inc.*	3,281	189,675
OrthoPediatrics Corp.*	1,297	47,522
Oxford Immunotec Global PLC*	4,852	78,748
Pulse Biosciences, Inc.* (a)	2,165	30,721
Quidel Corp.*	6,377	415,589
Rockwell Medical, Inc.* (a)	8,999	37,976
RTI Surgical, Inc.*	10,252	46,134
SeaSpine Holdings Corp.*	2,174	33,827
Senseonics Holdings, Inc.*	15,738	75,070
Sientra, Inc.*	4,357	104,045
STAAR Surgical Co.*	8,206	393,888
SurModics, Inc.*	2,379	177,592
Tactile Systems Technology, Inc.*	3,257	231,410
Tandem Diabetes Care, Inc.*	9,510	407,408
TransEnterix, Inc.* (a)	30,282	175,636
Utah Medical Products, Inc.	663	62,455
Varex Imaging Corp.*	7,171	205,521
ViewRay, Inc.* (a)	11,217	104,991
Wright Medical Group NV*	23,145	671,668
		16,354,111
Health Care Providers & Services 1.9%
AAC Holdings, Inc.* (a)	2,523	19,250
Addus HomeCare Corp.*	1,758	123,324
Amedisys, Inc.*	4,992	623,800
American Renal Associates Holdings, Inc.*	2,460	53,259
AMN Healthcare Services, Inc.*	8,751	478,680
Apollo Medical Holdings, Inc.* (a)	598	13,198
BioScrip, Inc.*	23,784	73,730
BioTelemetry, Inc.*	6,102	393,274
Brookdale Senior Living, Inc.*	35,138	345,407
Capital Senior Living Corp.*	4,738	44,727
Civitas Solutions, Inc.*	2,871	42,347
Community Health Systems, Inc.* (a)	15,744	54,474
CorVel Corp.*	1,698	102,305
Cross Country Healthcare, Inc.*	6,553	57,208
Diplomat Pharmacy, Inc.*	10,670	207,105
Genesis Healthcare, Inc.*	10,506	14,183
HealthEquity, Inc.*	10,104	953,919
LHC Group, Inc.*	5,492	565,621
LifePoint Health, Inc.*	6,582	423,881
Magellan Health, Inc.*	4,628	333,447
National Healthcare Corp.	2,283	172,070
National Research Corp. "A"	2,089	80,635
Owens & Minor, Inc.	11,546	190,740
Patterson Cos Inc.	15,171	370,931
PetIQ, Inc.*	2,076	81,608
Providence Service Corp.*	2,032	136,713
Quorum Health Corp.*	5,349	31,345
R1 RCM, Inc.*	19,008	193,121
RadNet, Inc.*	7,466	112,363
Select Medical Holdings Corp.*	20,383	375,047
Surgery Partners, Inc.* (a)	3,532	58,278
Tenet Healthcare Corp.*	15,504	441,244
The Ensign Group, Inc.	9,268	351,443
Tivity Health, Inc.*	7,523	241,864
Triple-S Management Corp. "B"*	4,155	78,488
U.S. Physical Therapy, Inc.	2,347	278,354
		8,117,383
Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.*	32,502	463,153
Castlight Health, Inc. "B"*	14,378	38,821
Computer Programs & Systems, Inc. (a)	2,091	56,143
Evolent Health, Inc. "A"*	12,668	359,771
HealthStream, Inc.	4,905	152,104
HMS Holdings Corp.*	15,460	507,243
Inovalon Holdings, Inc. "A"* (a)	12,929	129,936
Inspire Medical Systems, Inc.*	1,469	61,816
Medidata Solutions, Inc.*	10,765	789,182
NantHealth, Inc.*	3,483	5,468
NextGen Healthcare, Inc.*	10,030	201,402
Omnicell, Inc.*	7,204	517,968
Simulations Plus, Inc.	2,158	43,592
Tabula Rasa HealthCare, Inc.*	3,252	264,030
Teladoc, Inc.*	12,508	1,080,066
Vocera Communications, Inc.*	5,616	205,433
		4,876,128
Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.* (a)	4,786	109,839
Cambrex Corp.*	6,187	423,191
ChromaDex Corp.*	7,218	30,965
Codexis, Inc.*	9,570	164,125
Enzo Biochem, Inc.*	8,717	35,914
Fluidigm Corp.*	4,927	36,903
Harvard Bioscience, Inc.*	6,603	34,666
Luminex Corp.	7,797	236,327
Medpace Holdings, Inc.*	4,061	243,295
NanoString Technologies, Inc.*	4,659	83,070
NeoGenomics, Inc.*	11,826	181,529
Pacific Biosciences of California, Inc.*	22,876	123,759
Quanterix Corp.*	1,538	32,944
Syneos Health, Inc.*	11,524	594,062
		2,330,589
Pharmaceuticals 2.2%
Aclaris Therapeutics, Inc.*	5,018	72,861
Aerie Pharmaceuticals, Inc.*	6,685	411,462
Akcea Therapeutics, Inc.* (a)	2,397	83,943
Akorn, Inc.*	17,551	227,812
Amneal Pharmaceuticals, Inc.*	16,337	362,518
Amphastar Pharmaceuticals, Inc.*	6,776	130,370
Ampio Pharmaceuticals, Inc.*	14,909	7,574
ANI Pharmaceuticals, Inc.*	1,519	85,884
Aquestive Therapeutics, Inc.*	956	16,740
Aratana Therapeutics, Inc.*	8,914	52,058
Assembly Biosciences, Inc.*	3,901	144,883
Assertio Therapeutics, Inc.*	10,937	64,310
Clearside Biomedical, Inc.*	5,251	32,294
Collegium Pharmaceutical, Inc.* (a)	5,516	81,306
Corcept Therapeutics, Inc.*	18,360	257,407
Corium International, Inc.*	5,025	47,788
Cymabay Therapeutics, Inc.*	11,075	122,711
Dermira, Inc.*	6,436	70,152
Dova Pharmaceuticals, Inc.* (a)	2,214	46,428
Durect Corp.*	29,458	32,404
Eloxx Pharmaceuticals, Inc.*	4,043	68,893
Endo International PLC*	41,705	701,895
Endocyte, Inc.*	12,213	216,903
Evolus, Inc.*	1,688	31,431
Horizon Pharma PLC*	30,739	601,870
Innovate Biopharmaceuticals, Inc.*	3,476	23,741
Innoviva, Inc.*	12,979	197,800
Intersect ENT, Inc.*	5,570	160,137
Intra-Cellular Therapies, Inc.*	8,418	182,671
Kala Pharmaceuticals, Inc.*	2,144	21,161
Lannett Co., Inc.* (a)	5,292	25,137
Liquidia Technologies, Inc.*	894	24,522
Mallinckrodt PLC*	15,254	447,095
Marinus Pharmaceuticals, Inc.*	6,842	68,420
Medicines Co.* (a)	12,779	382,220
Melinta Therapeutics, Inc.*	6,271	24,770
Menlo Therapeutics, Inc.*	1,764	17,375
MyoKardia, Inc.*	6,338	413,238
Neos Therapeutics, Inc.*	5,198	25,210
Ocular Therapeutix, Inc.*	6,052	41,638
Odonate Therapeutics, Inc.*	1,251	24,282
Omeros Corp.* (a)	8,417	205,459
Optinose, Inc.*	3,526	43,828
Pacira Pharmaceuticals, Inc.*	7,499	368,576
Paratek Pharmaceuticals, Inc.* (a)	5,914	57,366
Phibro Animal Health Corp. "A"	3,661	157,057
Prestige Consumer Healthcare, Inc.*	9,697	367,419
Reata Pharmaceuticals, Inc. "A"* (a)	3,488	285,179
resTORbio, Inc.* (a)	1,216	18,410
Revance Therapeutics, Inc.*	6,167	153,250
scPharmaceuticals, Inc.*	1,379	8,095
Sienna Biopharmaceuticals, Inc.*	2,787	41,303
SIGA Technologies, Inc.*	9,761	67,253
Supernus Pharmaceuticals, Inc.*	9,071	456,725
Teligent, Inc.* (a)	7,372	29,119
Tetraphase Pharmaceuticals, Inc.*	9,711	26,802
TherapeuticsMD, Inc.*	33,995	223,007
Theravance Biopharma, Inc.* (a)	8,051	263,026
Tricida, Inc.*	2,166	66,171
Verrica Pharmaceuticals, Inc.*	1,051	17,079
WaVe Life Sciences Ltd.*	3,313	165,650
Xeris Pharmaceuticals, Inc.*	1,209	21,254
Zogenix, Inc.*	7,775	385,640
Zomedica Pharmaceuticals Corp.*	7,406	13,849
		9,492,831
Industrials 14.8%
Aerospace & Defense 1.4%
AAR Corp.	6,118	292,991
Aerojet Rocketdyne Holdings, Inc.*	12,933	439,593
Aerovironment, Inc.*	3,937	441,613
Astronics Corp.*	3,967	172,564
Axon Enterprise, Inc.*	10,742	735,075
Cubic Corp.	4,753	347,207
Ducommun, Inc.*	2,027	82,783
Engility Holdings, Inc.*	3,429	123,410
Esterline Technologies Corp.*	4,838	440,016
KLX, Inc.*	9,344	586,616
Kratos Defense & Security Solutions, Inc.*	16,540	244,461
Maxar Technologies Ltd.	10,642	351,931
Mercury Systems, Inc.*	8,706	481,616
Moog, Inc. "A"	6,021	517,625
National Presto Industries, Inc.	918	119,019
Sparton Corp.*	1,635	23,593
The Keyw Holding Corp.* (a)	9,137	79,126
Triumph Group, Inc.	9,026	210,306
Vectrus, Inc.*	2,131	66,466
Wesco Aircraft Holdings, Inc.*	9,808	110,340
		5,866,351
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	10,796	231,790
Atlas Air Worldwide Holdings, Inc.*	4,453	283,879
Echo Global Logistics, Inc.*	5,261	162,828
Forward Air Corp.	5,472	392,342
Hub Group, Inc. "A"*	6,146	280,258
Radiant Logistics, Inc.*	7,755	45,832
		1,396,929
Airlines 0.4%
Allegiant Travel Co.	2,423	307,236
Hawaiian Holdings, Inc.	9,319	373,692
Mesa Air Group, Inc.*	1,845	25,572
SkyWest, Inc.	9,465	557,489
Spirit Airlines, Inc.*	12,762	599,431
		1,863,420
Building Products 1.3%
AAON, Inc.	7,759	293,290
Advanced Drainage Systems, Inc.	6,761	208,915
American Woodmark Corp.*	2,651	207,971
Apogee Enterprises, Inc.	5,217	215,566
Armstrong Flooring, Inc.*	3,960	71,676
Builders FirstSource, Inc.*	21,216	311,451
Caesarstone Ltd.	4,140	76,797
Continental Building Products, Inc.*	6,863	257,706
CSW Industrials, Inc.*	2,950	158,415
Gibraltar Industries, Inc.*	5,986	272,962
Griffon Corp.	6,425	103,764
Insteel Industries, Inc.	3,479	124,826
JELD-WEN Holding, Inc.*	12,873	317,448
Masonite International Corp.*	5,141	329,538
NCI Building Systems, Inc.*	7,899	119,670
Patrick Industries, Inc.*	4,422	261,782
PGT Innovations, Inc.*	9,161	197,878
Quanex Building Products Corp.	6,538	118,992
Simpson Manufacturing Co., Inc.	7,692	557,362
Trex Co., Inc.*	11,027	848,858
Universal Forest Products, Inc.	11,121	392,905
		5,447,772
Commercial Services & Supplies 2.5%
ABM Industries, Inc.	12,421	400,577
Acco Brands Corp.	19,301	218,101
Advanced Disposal Services, Inc.*	13,602	368,342
Brady Corp. "A"	8,805	385,219
BrightView Holdings, Inc.*	4,602	73,862
Casella Waste Systems, Inc. "A"*	7,382	229,285
CECO Environmental Corp.	5,717	45,050
Charah Solutions, Inc.*	1,307	10,325
Cimpress NV*	4,094	559,281
CompX International, Inc.	545	7,412
Covanta Holding Corp.	22,089	358,946
Deluxe Corp.	8,855	504,204
Ennis, Inc.	4,654	95,174
Essendant, Inc.	7,148	91,637
Healthcare Services Group, Inc. (a)	13,771	559,378
Heritage-Crystal Clean, Inc.*	2,825	60,314
Herman Miller, Inc.	11,058	424,627
HNI Corp.	8,143	360,246
Interface, Inc.	11,023	257,387
Kimball International, Inc. "B"	6,597	110,500
Knoll, Inc.	9,150	214,568
LSC Communications, Inc.	5,898	65,232
Matthews International Corp. "A"	5,759	288,814
McGrath RentCorp.	4,528	246,640
Mobile Mini, Inc.	8,345	365,928
MSA Safety, Inc.	6,344	675,255
Multi-Color Corp.	2,601	161,912
NL Industries, Inc.*	1,487	8,922
PICO Holdings, Inc.*	3,587	45,017
Pitney Bowes, Inc.	35,353	250,299
Quad Graphics, Inc.	5,812	121,122
R.R. Donnelley & Sons Co.	13,582	73,343
SP Plus Corp.*	4,239	154,724
Steelcase, Inc. "A"	15,917	294,465
Team, Inc.* (a)	5,551	124,898
Tetra Tech, Inc.	10,341	706,290
The Brink's Co.	9,356	652,581
U.S. Ecology, Inc.	4,112	303,260
UniFirst Corp.	2,863	497,160
Viad Corp.	3,814	225,980
VSE Corp.	1,636	54,201
		10,650,478
Construction & Engineering 1.0%
Aegion Corp.*	6,030	153,041
Ameresco, Inc. "A"*	3,540	48,321
Argan, Inc.	2,706	116,358
Comfort Systems U.S.A., Inc.	6,793	383,125
Dycom Industries, Inc.*	5,599	473,675
EMCOR Group, Inc.	10,899	818,624
Granite Construction, Inc.	8,131	371,587
Great Lakes Dredge & Dock Co.*	10,104	62,645
HC2 Holdings, Inc.*	7,415	45,380
IES Holdings, Inc.*	1,464	28,548
Infrastructure and Energy Alternatives, Inc.*	3,204	33,642
KBR, Inc.	26,186	553,310
MasTec, Inc.*	12,084	539,551
MYR Group, Inc.*	3,042	99,291
Northwest Pipe Co.*	1,860	36,735
NV5 Holdings, Inc.*	1,755	152,159
Orion Group Holdings, Inc.*	4,962	37,463
Primoris Services Corp.	7,849	194,812
Sterling Construction Co., Inc.*	5,079	72,731
Tutor Perini Corp.*	7,129	134,025
Willscot Corp.*	6,690	114,734
		4,469,757
Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,312	71,412
Atkore International Group, Inc.*	7,177	190,406
AZZ, Inc.	4,810	242,905
Babcock & Wilcox Enterprises, Inc.*	6,000	6,180
Encore Wire Corp.	3,785	189,629
Energous Corp.* (a)	4,374	44,265
EnerSys	7,839	683,012
Enphase Energy, Inc.* (a)	16,258	78,851
FuelCell Energy, Inc.* (a)	15,235	16,301
Generac Holdings, Inc.*	11,291	636,925
Plug Power, Inc.* (a)	39,879	76,568
Powell Industries, Inc.	1,624	58,886
Preformed Line Products Co.	538	37,811
Sunrun, Inc.*	17,855	222,116
Thermon Group Holdings, Inc.*	5,938	153,082
TPI Composites, Inc.*	2,737	78,141
Vicor Corp.*	3,238	148,948
Vivint Solar, Inc.*	5,500	28,600
		2,964,038
Industrial Conglomerates 0.1%
Raven Industries, Inc.	6,733	308,035
Machinery 3.8%
Actuant Corp. "A"	11,441	319,204
Alamo Group, Inc.	1,808	165,631
Albany International Corp. "A"	5,390	428,505
Altra Industrial Motion Corp. (a)	11,200	462,560
American Railcar Industries, Inc. (a)	1,297	59,792
Astec Industries, Inc.	4,299	216,713
Barnes Group, Inc.	8,938	634,866
Blue Bird Corp.*	2,733	66,958
Briggs & Stratton Corp.	7,673	147,552
Chart Industries, Inc.*	5,703	446,716
CIRCOR International, Inc.	2,970	141,075
Columbus McKinnon Corp.	4,133	163,419
Commercial Vehicle Group, Inc.*	5,757	52,734
DMC Global, Inc.	2,645	107,916
Douglas Dynamics, Inc.	4,094	179,727
Energy Recovery, Inc.* (a)	6,508	58,247
EnPro Industries, Inc.	3,847	280,562
ESCO Technologies, Inc.	4,724	321,468
Evoqua Water Technologies Corp.*	14,218	252,796
Federal Signal Corp.	11,152	298,651
Franklin Electric Co., Inc.	8,711	411,595
FreightCar America, Inc.	2,340	37,604
Gencor Industries, Inc.*	1,823	21,967
Global Brass & Copper Holdings, Inc.	4,000	147,600
Gorman-Rupp Co.	3,207	117,055
Graham Corp.	1,680	47,326
Greenbrier Companies, Inc.	5,944	357,234
Harsco Corp.*	14,901	425,424
Hillenbrand, Inc.	11,754	614,734
Hurco Companies, Inc.	1,178	53,128
Hyster-Yale Materials Handling, Inc.	1,973	121,399
John Bean Technologies Corp.	5,830	695,519
Kadant, Inc.	2,019	217,749
Kennametal, Inc.	15,160	660,370
L.B. Foster Co. "A"*	1,865	38,326
Lindsay Corp.	2,013	201,783
Lydall, Inc.*	3,135	135,118
Manitex International, Inc.*	2,718	28,620
Manitowoc Co., Inc.*	6,631	159,078
Meritor, Inc.*	15,495	299,983
Milacron Holdings Corp.*	13,017	263,594
Miller Industries, Inc.	2,077	55,871
Mueller Industries, Inc.	10,569	306,290
Mueller Water Products, Inc. "A"	29,049	334,354
Navistar International Corp.*	9,226	355,201
NN, Inc.	5,329	83,132
Omega Flex, Inc.	507	36,078
Park-Ohio Holdings Corp.	1,720	65,962
Proto Labs, Inc.*	5,054	817,484
RBC Bearings, Inc.*	4,475	672,861
REV Group, Inc. (a)	5,639	88,532
Rexnord Corp.*	19,436	598,629
Spartan Motors, Inc.	6,267	92,438
SPX Corp.*	8,080	269,145
SPX FLOW, Inc.*	7,796	405,392
Standex International Corp.	2,401	250,304
Sun Hydraulics Corp.	5,368	294,059
Tennant Co.	3,353	254,660
The Eastern Co.	1,084	30,786
Titan International, Inc.	9,434	70,000
TriMas Corp.*	8,603	261,531
Twin Disc, Inc.*	1,651	38,039
Wabash National Corp.	10,510	191,597
Watts Water Technologies, Inc. "A"	5,177	429,691
Woodward, Inc.	9,994	808,115
		16,670,449
Marine 0.1%
Costamare, Inc.	8,752	56,800
Eagle Bulk Shipping, Inc.*	9,009	50,630
Genco Shipping & Trading Ltd.*	2,020	28,280
Matson, Inc.	7,973	316,050
Safe Bulkers, Inc.*	9,520	27,418
Scorpio Bulkers, Inc.	10,931	79,250
		558,428
Professional Services 1.4%
Acacia Research Corp.*	9,463	30,282
ASGN, Inc.*	9,450	745,888
Barrett Business Services, Inc.	1,303	87,014
BG Staffing, Inc.	1,608	43,738
CBIZ, Inc.*	9,556	226,477
CRA International, Inc.	1,435	72,066
Exponent, Inc.	9,568	512,845
Forrester Research, Inc.	1,931	88,633
Franklin Covey Co.*	1,857	43,918
FTI Consulting, Inc.*	7,101	519,722
GP Strategies Corp.*	2,455	41,367
Heidrick & Struggles International, Inc.	3,502	118,543
Huron Consulting Group, Inc.*	4,104	202,738
ICF International, Inc.	3,395	256,153
Innerworkings, Inc.*	8,075	63,954
Insperity, Inc.	7,148	843,107
Kelly Services, Inc. "A"	5,864	140,912
Kforce, Inc.	4,224	158,822
Korn/Ferry International	10,748	529,231
Mistras Group, Inc.*	3,298	71,468
Navigant Consulting, Inc.	8,230	189,784
Reis, Inc.	1,694	38,962
Resources Connection, Inc.	5,568	92,429
TriNet Group, Inc.*	8,195	461,542
TrueBlue, Inc.*	7,431	193,577
WageWorks, Inc.*	7,450	318,487
Willdan Group, Inc.*	1,465	49,751
		6,141,410
Road & Rail 0.5%
ArcBest Corp.	4,832	234,594
Avis Budget Group, Inc.*	12,461	400,496
Covenant Transportation Group, Inc. "A"*	2,328	67,652
Daseke, Inc.*	7,733	62,019
Heartland Express, Inc.	8,715	171,947
Hertz Global Holdings, Inc.*	10,166	166,011
Marten Transport Ltd.	7,266	152,949
P.A.M. Transportation Services, Inc.*	420	27,338
Saia, Inc.*	4,748	362,985
U.S. Xpress Enterprises, Inc. "A"*	3,914	54,013
Universal Logistics Holdings, Inc.	1,559	57,371
USA Truck, Inc.*	1,496	30,264
Werner Enterprises, Inc.	8,841	312,529
YRC Worldwide, Inc.*	6,093	54,715
		2,154,883
Trading Companies & Distributors 1.3%
Aircastle Ltd.	10,423	228,368
Applied Industrial Technologies, Inc.	7,111	556,436
Beacon Roofing Supply, Inc.*	12,655	457,985
BlueLinx Holdings, Inc.*	1,674	52,714
BMC Stock Holdings, Inc.*	12,658	236,072
CAI International, Inc.*	3,205	73,298
DXP Enterprises, Inc.*	2,977	119,288
EnviroStar, Inc.	681	26,525
Foundation Building Materials, Inc.*	2,956	36,861
GATX Corp.	6,988	605,091
General Finance Corp.*	1,824	29,093
GMS, Inc.*	6,184	143,469
H&E Equipment Services, Inc.	5,901	222,940
Herc Holdings, Inc.*	4,489	229,837
Kaman Corp.	5,112	341,379
Lawson Products, Inc.*	1,280	43,392
MRC Global, Inc.*	15,785	296,284
Nexeo Solutions, Inc.*	6,145	75,276
NOW, Inc.*	20,260	335,303
Rush Enterprises, Inc. "A"	5,625	221,119
Rush Enterprises, Inc. "B"	817	32,590
SiteOne Landscape Supply, Inc.*	7,431	559,852
Systemax, Inc.	2,293	75,531
Textainer Group Holdings Ltd.*	4,941	63,245
Titan Machinery, Inc.*	3,476	53,826
Triton International Ltd.	9,823	326,811
Veritiv Corp.*	2,091	76,112
Willis Lease Finance Corp.*	574	19,809
		5,538,506
Information Technology 13.6%
Communications Equipment 1.5%
Acacia Communications, Inc.*	5,137	212,518
ADTRAN, Inc.	8,837	155,973
Aerohive Networks, Inc.*	6,216	25,610
Applied Optoelectronics, Inc.* (a)	3,534	87,148
CalAmp Corp.*	6,259	149,966
Calix, Inc.*	8,087	65,505
Casa Systems, Inc.*	5,045	74,414
Ciena Corp.*	26,715	834,577
Clearfield, Inc.*	2,150	28,917
Comtech Telecommunications Corp.	4,227	153,313
DASAN Zhone Solutions, Inc.*	1,081	15,339
Digi International, Inc.*	5,024	67,573
Extreme Networks, Inc.*	21,621	118,483
Finisar Corp.*	21,918	417,538
Harmonic, Inc.*	15,590	85,745
Infinera Corp.*	28,020	204,546
InterDigital, Inc.	6,497	519,760
KVH Industries, Inc.*	3,080	40,348
Lumentum Holdings, Inc.*	11,675	699,916
NETGEAR, Inc.*	5,780	363,273
NetScout Systems, Inc.*	14,521	366,655
Oclaro, Inc.*	31,254	279,411
Plantronics, Inc.	6,223	375,247
Quantenna Communications, Inc.*	6,224	114,833
Ribbon Communications, Inc.*	9,847	67,255
ViaSat, Inc.* (a)	10,283	657,598
Viavi Solutions, Inc.*	42,522	482,199
		6,663,660
Electronic Equipment, Instruments & Components 2.2%
Anixter International, Inc.*	5,534	389,040
Arlo Technologies, Inc.* (a)	2,245	32,575
AVX Corp.	8,790	158,660
Badger Meter, Inc.	5,362	283,918
Bel Fuse, Inc. "B"	1,697	44,971
Belden, Inc.	7,500	535,575
Benchmark Electronics, Inc.	8,686	203,252
Control4 Corp.*	4,904	168,354
CTS Corp.	6,129	210,225
Daktronics, Inc.	6,917	54,229
Electro Scientific Industries, Inc.*	6,003	104,752
ePlus, Inc.*	2,486	230,452
Fabrinet*	6,774	313,365
FARO Technologies, Inc.*	3,155	203,024
Fitbit, Inc. "A"* (a)	38,840	207,794
II-VI, Inc.*	11,479	542,957
Insight Enterprises, Inc.*	6,611	357,589
Iteris, Inc.*	4,585	24,667
Itron, Inc.*	6,269	402,470
KEMET Corp.*	10,461	194,052
Kimball Electronics, Inc.*	4,762	93,573
Knowles Corp.*	16,145	268,330
Maxwell Technologies, Inc.*	7,959	27,777
Mesa Laboratories, Inc.	609	113,043
Methode Electronics, Inc.	6,761	244,748
MTS Systems Corp.	3,382	185,164
Napco Security Technologies, Inc.*	2,326	34,774
nLight, Inc.*	1,304	28,962
Novanta, Inc.*	6,151	420,728
OSI Systems, Inc.*	3,132	239,003
PAR Technology Corp.*	2,133	47,395
Park Electrochemical Corp.	3,659	71,314
PC Connection, Inc.	2,067	80,386
Plexus Corp.*	6,001	351,119
Rogers Corp.*	3,403	501,330
Sanmina Corp.*	12,679	349,940
ScanSource, Inc.*	4,723	188,448
SYNNEX Corp.	5,629	476,776
Tech Data Corp.*	7,096	507,861
TTM Technologies, Inc.*	17,620	280,334
Vishay Intertechnology, Inc.	24,592	500,447
Vishay Precision Group, Inc.*	1,850	69,190
		9,742,563
IT Services 2.2%
Brightcove, Inc.*	6,804	57,154
CACI International, Inc. "A"*	4,582	843,775
Carbonite, Inc.*	5,871	209,301
Cardtronics PLC "A"*	7,453	235,813
Cass Information Systems, Inc.	2,270	147,822
ConvergeOne Holdings, Inc.	4,622	43,031
Convergys Corp.	16,948	402,346
CSG Systems International, Inc.	6,241	250,514
Endurance International Group Holdings, Inc.*	13,159	115,799
Everi Holdings, Inc.*	12,404	113,745
EVERTEC, Inc.	11,448	275,897
Evo Payments, Inc. "A"*	3,023	72,250
Exela Technologies, Inc.*	8,880	63,314
Exlservice Holdings, Inc.*	6,265	414,743
GTT Communications, Inc.* (a)	7,910	343,294
I3 Verticals, Inc. "A"*	1,429	32,838
Information Services Group, Inc.*	5,870	28,059
Internap Corp.*	3,889	49,118
Limelight Networks, Inc.*	20,139	101,098
LiveRamp Holdings, Inc.	14,365	709,775
ManTech International Corp. "A"	4,970	314,601
MAXIMUS, Inc.	11,956	777,857
MoneyGram International, Inc.*	5,584	29,874
NIC, Inc.	12,123	179,420
Perficient, Inc.*	6,406	170,720
Perspecta, Inc.	26,747	687,933
PFSweb, Inc.*	2,837	20,994
Presidio, Inc.	5,870	89,518
PRGX Global, Inc.*	3,855	33,539
Science Applications International Corp.	7,879	635,047
ServiceSource International, Inc.*	14,748	42,032
Sykes Enterprises, Inc.*	7,414	226,053
Syntel, Inc.*	6,683	273,869
The Hackett Group, Inc.	4,377	88,197
Travelport Worldwide Ltd.	23,212	391,586
TTEC Holdings, Inc.	2,649	68,609
Tucows, Inc. "A"* (a)	1,783	99,402
Unisys Corp.*	9,287	189,455
Virtusa Corp.*	5,285	283,857
Web.com Group, Inc.*	7,576	211,370
		9,323,619
Semiconductors & Semiconductor Equipment 2.4%
ACM Research, Inc. *	1,514	16,760
Adesto Technologies Corp.*	4,538	27,001
Advanced Energy Industries, Inc.*	7,251	374,514
Alpha & Omega Semiconductor Ltd.*	3,700	43,031
Ambarella, Inc.*	5,954	230,301
Amkor Technology, Inc.*	19,249	142,250
Aquantia Corp.*	3,961	50,661
Axcelis Technologies, Inc.*	5,994	117,782
AXT, Inc.*	7,231	51,702
Brooks Automation, Inc.	12,861	450,521
Cabot Microelectronics Corp.	4,774	492,534
CEVA, Inc.*	4,202	120,807
Cirrus Logic, Inc.*	11,463	442,472
Cohu, Inc.	5,345	134,159
Cree, Inc.*	18,754	710,214
Diodes, Inc.*	7,448	247,944
Entegris, Inc.	26,434	765,264
FormFactor, Inc.*	13,797	189,709
Ichor Holdings Ltd.* (a)	4,455	90,971
Impinj, Inc.* (a)	3,039	75,428
Inphi Corp.*	8,150	309,537
Integrated Device Technology, Inc.*	24,239	1,139,475
Kopin Corp.*	12,506	30,265
Lattice Semiconductor Corp.*	21,428	171,424
MACOM Technology Solutions Holdings, Inc.* (a)	8,505	175,203
MaxLinear, Inc.*	11,736	233,312
Nanometrics, Inc.*	4,217	158,222
NeoPhotonics Corp.*	6,885	57,146
NVE Corp.	892	94,445
PDF Solutions, Inc.*	5,232	47,245
Photronics, Inc.*	12,730	125,390
Power Integrations, Inc.	5,310	335,592
Rambus, Inc.*	20,134	219,662
Rudolph Technologies, Inc.*	5,892	144,059
Semtech Corp.*	12,113	673,483
Silicon Laboratories, Inc.*	7,988	733,298
SMART Global Holdings, Inc.*	1,905	54,750
SunPower Corp.* (a)	11,549	84,308
Synaptics, Inc.*	6,647	303,236
Ultra Clean Holdings, Inc.*	7,335	92,054
Veeco Instruments, Inc.*	8,937	91,604
Xcerra Corp.*	9,816	140,074
Xperi Corp.	9,235	137,140
		10,324,949
Software 5.0%
8x8, Inc.*	17,060	362,525
A10 Networks, Inc.*	9,545	58,034
ACI Worldwide, Inc.*	21,416	602,646
Agilysys, Inc.*	2,773	45,200
Alarm.com Holdings, Inc.*	5,787	332,174
Altair Engineering, Inc. "A"*	5,666	246,188
Alteryx, Inc. "A"*	5,465	312,653
Amber Road, Inc.*	4,381	42,145
American Software, Inc. "A"	5,198	63,052
Appfolio, Inc. "A"*	2,847	223,205
Apptio, Inc. "A"*	6,496	240,092
Asure Software, Inc.*	2,337	29,025
Avalara, Inc.*	1,625	56,761
Avaya Holdings Corp.*	19,677	435,649
Benefitfocus, Inc.* (a)	4,177	168,960
Blackbaud, Inc.	9,003	913,624
Blackline, Inc.*	6,719	379,422
Bottomline Technologies de, Inc.*	7,463	542,635
Box, Inc. "A"*	23,027	550,576
Carbon Black, Inc.*	1,513	32,045
ChannelAdvisor Corp.*	4,861	60,519
Cision Ltd.*	10,048	168,806
Cloudera, Inc.*	19,416	342,692
CommVault Systems, Inc.*	7,293	510,510
Cornerstone OnDemand, Inc.*	10,165	576,864
Coupa Software, Inc.*	9,908	783,723
Digimarc Corp.*	2,101	66,076
Domo, Inc. "A"*	1,477	31,682
Ebix, Inc. (a)	4,520	357,758
eGain Corp.*	3,317	26,868
Ellie Mae, Inc.*	6,356	602,358
Envestnet, Inc.*	8,193	499,363
Everbridge, Inc.*	5,041	290,563
Five9, Inc.*	10,659	465,692
ForeScout Technologies, Inc.*	5,604	211,607
Fusion Connect, Inc.*	3,906	10,038
Hortonworks, Inc.*	13,162	300,225
HubSpot, Inc.*	6,769	1,021,781
Imperva, Inc.*	6,542	303,876
Instructure, Inc.*	5,878	208,081
j2 Global, Inc.	8,723	722,701
LivePerson, Inc.*	10,843	281,376
Majesco*	1,211	9,143
MicroStrategy, Inc. "A"*	1,762	247,772
MINDBODY, Inc. "A"*	8,144	331,054
Mitek Systems, Inc.*	6,260	44,133
MobileIron, Inc.*	13,284	70,405
Model N, Inc.*	4,717	74,764
Monotype Imaging Holdings, Inc.	7,551	152,530
New Relic, Inc.*	8,266	778,905
OneSpan, Inc.*	6,025	114,776
Park City Group, Inc.* (a)	2,531	25,563
Paylocity Holding Corp.*	5,441	437,021
Progress Software Corp.	8,479	299,224
PROS Holdings, Inc.*	5,806	203,326
Q2 Holdings, Inc.*	6,878	416,463
QAD, Inc. "A"	1,932	109,448
Qualys, Inc.*	6,264	558,122
Rapid7, Inc.*	6,769	249,911
Rimini Street, Inc.*	1,815	11,453
SailPoint Technologies Holding, Inc.*	9,856	335,301
SecureWorks Corp. "A"*	1,647	24,129
SendGrid, Inc.*	5,400	198,666
ShotSpotter, Inc.*	1,358	83,232
SPS Commerce, Inc.*	3,169	314,492
Telaria, Inc.*	8,212	31,123
TeleNav, Inc.*	5,529	27,921
Tenable Holdings, Inc.*	2,370	92,146
TiVo Corp.	22,691	282,503
Trade Desk, Inc. "A"*	6,077	917,080
Upland Software, Inc.*	2,951	95,347
Varonis Systems, Inc.*	5,220	382,365
Verint Systems, Inc.*	11,821	592,232
Veritone, Inc.*	1,341	13,987
Virnetx Holding Corp.*	9,773	45,444
Workiva, Inc.*	5,370	212,115
Yext, Inc.*	15,248	361,378
Zix Corp.*	10,252	56,899
Zscaler, Inc.*	2,615	106,640
		21,786,783
Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.* (a)	20,204	381,856
Avid Technology, Inc.*	5,556	32,947
Cray, Inc.*	7,403	159,164
Diebold Nixdorf, Inc. (a)	14,319	64,436
Eastman Kodak Co.* (a)	3,132	9,709
Electronics for Imaging, Inc.*	8,225	280,308
Immersion Corp.*	4,852	51,286
Stratasys Ltd.* (a)	9,577	221,324
U.S.A. Technologies, Inc.*	10,660	76,752
		1,277,782
Materials 4.1%
Chemicals 2.0%
Advanced Emissions Solutions, Inc.	3,328	39,803
AdvanSix, Inc.*	5,767	195,790
AgroFresh Solutions, Inc.*	5,904	36,782
American Vanguard Corp.	5,286	95,148
Balchem Corp.	5,968	668,953
Chase Corp.	1,342	161,241
Ferro Corp.*	15,849	368,014
Flotek Industries, Inc.*	10,660	25,584
FutureFuel Corp.	4,701	87,157
GCP Applied Technologies, Inc.*	13,506	358,584
H.B. Fuller Co.	9,401	485,750
Hawkins, Inc.	1,741	72,164
Ingevity Corp.*	7,904	805,260
Innophos Holdings, Inc.	3,654	162,238
Innospec, Inc.	4,549	349,136
Intrepid Potash, Inc.*	17,929	64,365
KMG Chemicals, Inc.	2,760	208,546
Koppers Holdings, Inc.*	3,827	119,211
Kraton Corp.*	5,822	274,507
Kronos Worldwide, Inc.	4,150	67,437
LSB Industries, Inc.*	3,974	38,866
Marrone Bio Innovations, Inc.*	10,223	18,708
Minerals Technologies, Inc.	6,644	449,134
Omnova Solutions, Inc.*	8,294	81,696
PolyOne Corp.	14,860	649,679
PQ Group Holdings, Inc.*	6,861	119,862
Quaker Chemical Corp.	2,451	495,617
Rayonier Advanced Materials, Inc.	9,339	172,118
Schulman A, Inc. (b)	5,009	9,567
Sensient Technologies Corp.	7,934	607,030
Stepan Co.	3,804	330,986
Trecora Resources*	3,648	51,072
Tredegar Corp.	4,853	105,067
Trinseo SA	8,002	626,557
Tronox Ltd. "A"	17,592	210,224
Valhi, Inc.	4,843	11,042
		8,622,895
Construction Materials 0.1%
Forterra, Inc.* (a)	3,676	27,423
Summit Materials, Inc. "A"*	20,739	377,035
U.S. Concrete, Inc.* (a)	3,034	139,109
United States Lime & Minerals, Inc.	377	29,764
		573,331
Containers & Packaging 0.1%
Greif, Inc. "A"	4,800	257,568
Greif, Inc. "B"	1,083	62,435
Myers Industries, Inc.	6,554	152,380
UFP Technologies, Inc.*	1,205	44,284
		516,667
Metals & Mining 1.3%
AK Steel Holding Corp.* (a)	58,173	285,048
Allegheny Technologies, Inc.*	23,371	690,613
Carpenter Technology Corp.	8,661	510,566
Century Aluminum Co.*	9,525	114,014
Cleveland-Cliffs, Inc.*	55,558	703,364
Coeur Mining, Inc.*	34,128	181,902
Commercial Metals Co.	21,592	443,068
Compass Minerals International, Inc.	6,312	424,166
Ferroglobe Representation & Warranty Insurance Trust (Beneficial Units) (b)	12,466	0
Gold Resource Corp.	10,396	53,435
Haynes International, Inc.	2,259	80,194
Hecla Mining Co.	85,210	237,736
Kaiser Aluminum Corp.	3,066	334,378
Materion Corp.	3,779	228,629
Olympic Steel, Inc.	1,750	36,523
Ramaco Resources, Inc.*	1,195	8,915
Ryerson Holding Corp.*	2,757	31,154
Schnitzer Steel Industries, Inc. "A"	4,920	133,086
SunCoke Energy, Inc.*	12,206	141,834
Synalloy Corp.	1,549	35,395
Tahoe Resources, Inc.*	58,367	162,844
TimkenSteel Corp.*	7,367	109,547
Universal Stainless & Alloy Products, Inc.*	1,566	39,949
Warrior Met Coal, Inc.	8,100	219,024
Worthington Industries, Inc.	7,858	340,723
		5,546,107
Paper & Forest Products 0.6%
Boise Cascade Co.	7,295	268,456
Clearwater Paper Corp.*	2,912	86,486
KapStone Paper & Packaging Corp.	16,501	559,549
Louisiana-Pacific Corp.	26,848	711,204
Neenah, Inc.	3,123	269,515
P.H. Glatfelter Co.	7,999	152,861
Schweitzer-Mauduit International, Inc.	5,666	217,064
Verso Corp. "A"*	6,328	213,064
		2,478,199
Real Estate 6.7%
Equity Real Estate Investment Trusts (REITs) 6.2%
Acadia Realty Trust	14,949	419,020
Agree Realty Corp.	5,663	300,819
Alexander & Baldwin, Inc.	12,855	291,680
Alexander's, Inc.	401	137,663
American Assets Trust, Inc.	7,183	267,854
Americold Realty Trust	16,133	403,648
Armada Hoffler Properties, Inc.	8,950	135,235
Ashford Hospitality Trust	15,915	101,697
Bluerock Residential Growth REIT, Inc.	4,369	42,816
Braemar Hotels & Resorts, Inc.	5,472	64,405
BRT Apartments Corp.	1,538	18,518
CareTrust REIT, Inc.	14,940	264,587
CatchMark Timber Trust, Inc. "A"	9,193	105,076
CBL & Associates Properties, Inc. (a)	31,348	125,079
Cedar Realty Trust, Inc.	16,996	79,201
Chatham Lodging Trust	8,292	173,220
Chesapeake Lodging Trust	11,137	357,164
City Office REIT, Inc.	6,551	82,674
Clipper Realty, Inc.	2,936	39,724
Community Healthcare Trust, Inc.	3,280	101,614
CoreCivic, Inc.	22,066	536,866
CorEnergy Infrastructure Trust, Inc.	2,201	82,714
CorePoint Lodging, Inc.	7,623	148,267
Cousins Properties, Inc.	78,256	695,696
DiamondRock Hospitality Co.	38,683	451,431
Easterly Government Properties, Inc.	11,230	217,525
EastGroup Properties, Inc.	6,586	629,753
Farmland Partners, Inc. (a)	6,087	40,783
First Industrial Realty Trust, Inc.	23,211	728,825
Four Corners Property Trust, Inc.	12,619	324,182
Franklin Street Properties Corp.	19,526	156,013
Front Yard Residential Corp.	8,963	97,249
Getty Realty Corp.	6,050	172,788
Gladstone Commercial Corp.	5,052	96,746
Gladstone Land Corp.	2,433	30,023
Global Medical REIT, Inc.	3,652	34,402
Global Net Lease, Inc.	13,312	277,555
Government Properties Income Trust	18,537	209,283
Gramercy Property Trust	29,915	820,868
Healthcare Realty Trust, Inc.	23,076	675,204
Hersha Hospitality Trust	6,670	151,209
Independence Realty Trust, Inc.	16,350	172,166
Industrial Logistics Properties Trust (a)	3,730	85,827
InfraREIT, Inc. *	8,301	175,566
Innovative Industrial Properties, Inc. (a)	1,205	58,129
Investors Real Estate Trust	22,298	133,342
iStar, Inc.	12,236	136,676
Jernigan Capital, Inc.	3,291	63,483
Kite Realty Group Trust	15,400	256,410
LaSalle Hotel Properties	20,760	718,088
Lexington Realty Trust	40,106	332,880
LTC Properties, Inc.	7,302	322,091
Mack-Cali Realty Corp.	16,731	355,701
MedEquities Realty Trust, Inc.	5,591	54,345
Monmouth Real Estate Investment Corp.	14,296	239,029
National Health Investors, Inc.	7,649	578,188
National Storage Affiliates Trust	10,534	267,985
New Senior Investment Group, Inc.	13,995	82,571
NexPoint Residential Trust, Inc.	3,036	100,795
NorthStar Realty Europe Corp.	8,244	116,735
One Liberty Properties, Inc.	2,826	78,506
Pebblebrook Hotel Trust (a)	12,805	465,718
Pennsylvania Real Estate Investment Trust (a)	12,933	122,346
Physicians Realty Trust	33,930	572,060
Piedmont Office Realty Trust, Inc. "A"	24,066	455,569
PotlatchDeltic Corp.	11,434	468,222
Preferred Apartment Communities, Inc. "A"	7,380	129,740
PS Business Parks, Inc.	3,737	474,935
QTS Realty Trust, Inc. "A"	9,572	408,437
Ramco-Gershenson Properties Trust	14,890	202,504
Retail Opportunity Investments Corp.	20,863	389,512
Rexford Industrial Realty, Inc.	16,958	541,978
RLJ Lodging Trust	32,394	713,640
Ryman Hospitality Properties, Inc.	8,336	718,313
Sabra Health Care REIT, Inc.	33,151	766,451
Safety Income & Growth, Inc.	1,460	27,346
Saul Centers, Inc.	2,135	119,560
Select Income REIT	11,875	260,537
Seritage Growth Properties "A" (a)	6,061	287,837
Spirit MTA REIT	8,069	92,955
STAG Industrial, Inc.	19,617	539,467
Summit Hotel Properties, Inc.	19,417	262,712
Sunstone Hotel Investors, Inc.	42,780	699,881
Tanger Factory Outlet Centers, Inc. (a)	17,271	395,160
Terreno Realty Corp.	10,725	404,332
The Geo Group, Inc.	22,406	563,735
Tier REIT, Inc.	9,407	226,709
UMH Properties, Inc.	6,112	95,592
Universal Health Realty Income Trust	2,346	174,566
Urban Edge Properties	20,545	453,634
Urstadt Biddle Properties "A"	5,371	114,349
Washington Prime Group, Inc.	34,617	252,704
Washington Real Estate Investment Trust	14,777	452,915
Whitestone REIT	7,188	99,769
Xenia Hotels & Resorts, Inc.	21,032	498,458
		26,869,232
Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA* (a)	1,870	60,270
American Realty Investors, Inc.*	447	7,563
Consolidated-Tomoka Land Co.	678	42,226
Cushman & Wakefield PLC*	8,788	149,308
Essential Properties Realty Trust, Inc.	6,613	93,838
Forestar Group, Inc.* (a)	1,953	41,404
FRP Holdings, Inc.*	1,346	83,587
Griffin Land & Nurseries, Inc.	211	8,229
HFF, Inc. "A"	7,042	299,144
Kennedy-Wilson Holdings, Inc.	23,213	499,080
Marcus & Millichap, Inc.*	3,634	126,136
Maui Land & Pineapple Co., Inc.*	1,307	16,730
Newmark Group, Inc. "A"	4,364	48,833
RE/MAX Holdings, Inc. "A"	3,339	148,085
Redfin Corp.* (a)	14,744	275,713
Stratus Properties, Inc.*	1,172	35,863
Tejon Ranch Co.*	3,909	84,864
The RMR Group, Inc. "A"	1,335	123,888
The St. Joe Co.*	6,518	109,502
Transcontinental Realty Investors, Inc.*	357	11,385
Trinity Place Holdings, Inc.*	3,657	22,271
		2,287,919
Utilities 3.0%
Electric Utilities 1.0%
ALLETE, Inc.	9,601	720,171
El Paso Electric Co.	7,610	435,292
IDACORP, Inc.	9,428	935,541
MGE Energy, Inc.	6,473	413,301
Otter Tail Corp.	7,398	354,364
PNM Resources, Inc.	14,796	583,702
Portland General Electric Co.	16,677	760,638
Spark Energy, Inc. "A" (a)	2,257	18,620
		4,221,629
Gas Utilities 0.9%
Chesapeake Utilities Corp.	2,918	244,820
New Jersey Resources Corp.	16,254	749,309
Northwest Natural Holding Co.	5,373	359,454
ONE Gas, Inc.	9,714	799,268
RGC Resources, Inc.	1,301	34,750
South Jersey Industries, Inc.	15,939	562,169
Southwest Gas Holdings, Inc.	9,165	724,310
Spire, Inc.	9,175	674,821
		4,148,901
Independent Power & Renewable Electricity Producers 0.3%
Atlantic Power Corp.*	21,382	47,040
Clearway Energy, Inc. "A"	6,613	125,912
Clearway Energy, Inc. "C"	12,869	247,728
Ormat Technologies, Inc.	7,371	398,845
Pattern Energy Group, Inc. "A"	15,191	301,845
TerraForm Power, Inc. "A"	13,713	158,385
		1,279,755
Multi-Utilities 0.4%
Avista Corp.	12,205	617,085
Black Hills Corp.	9,962	578,692
NorthWestern Corp.	9,453	554,513
Unitil Corp.	2,731	139,008
		1,889,298
Water Utilities 0.4%
American States Water Co.	6,878	420,521
AquaVenture Holdings Ltd.*	1,909	34,496
Artesian Resources Corp. "A"	1,483	54,545
Cadiz, Inc.*	4,049	45,146
California Water Service Group	9,023	387,087
Connecticut Water Service, Inc.	2,287	158,649
Consolidated Water Co., Ltd.	2,624	36,342
Global Water Resources, Inc.	1,555	16,467
Middlesex Water Co.	2,922	141,483
Pure Cycle Corp.*	3,322	38,369
SJW Group	3,237	197,943
York Water Co.	2,352	71,501
		1,602,549
Total Common Stocks (Cost $301,360,284)		424,428,589
Rights 0.0%
Health Care
Omthera Pharmaceutical, Inc. (b)	1,167	700
Tobira Therapeutics, Inc. (b)	1,687	101
Total Rights (Cost $101)		801
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.4%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.08% **, 1/10/2019 (c) (Cost $1,511,130)	1,520,000	1,510,735
	Shares	Value ($)
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (d) (e) (Cost $22,272,102)	22,272,102	22,272,102
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.03% (d) (Cost $7,419,542)	7,419,542	7,419,542
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $332,563,159)	105.1	455,631,769
Other Assets and Liabilities, Net	(5.1)	(21,986,539)
Net Assets	100.0	433,645,230

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Pur- chases Cost ($)	Sales Pro- ceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 5.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (d) (e)
22,619,056	—	346,954 (f)	—	—	448,104	—	22,272,102	22,272,102
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 2.03% (d)
6,880,492	35,433,957	34,894,907	—	—	90,427	—	7,419,542	7,419,542
29,499,548	35,433,957	35,241,861	—	—	538,531	—	29,691,644	29,691,644

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $21,788,340, which is 5.0% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
Russell E Mini 2000 Index	USD	12/21/2018	110	9,454,119	9,354,400	(99,719)

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$424,419,022	$—	$9,567	$424,428,589
Government & Agency Obligation	—	1,510,735	—	1,510,735
Rights (g)	—	—	801	801
Short-Term Investments (g)	29,691,644	—	—	29,691,644
Total	$454,110,666	$1,510,735	$10,368	$455,631,769
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(99,719)	$—	$—	$(99,719)
Total	$(99,719)	$—	$—	$(99,719)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ (99,719)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018